UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04409

Eaton Vance Municipals Trust
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Alan R. Dynner The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2007

Item 1. Reports to Stockholders

Semiannual Report January 31, 2007

EATON VANCE
MUNICIPALS
TRUST

Arizona
Colorado
Connecticut
Michigan
Minnesota
New Jersey
Pennsylvania

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS, AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Municipals Funds as of January 31, 2007

TABLE OF CONTENTS

Investment Update	2

Fund Investment Updates
Arizona	3
Colorado	4
Connecticut	5
Michigan	6
Minnesota	7
New Jersey	8
Pennsylvania	9

Fund Expenses	10

Financial Statements	14

Board of Trustees’ Annual Approval of the Investment Advisory Agreements	74

Management and Organization	77

Eaton Vance Municipals Funds as of January 31, 2007

INVESTMENT UPDATE

The investment objective of each Eaton Vance Municipals Fund (the “Funds”) is to provide current income exempt from regular federal income tax and from particular state or local income or other taxes. The Funds primarily invest in investment-grade municipal obligations but may also invest in lower-rated obligations.

Economic and Market Conditions

Fourth quarter economic growth rose to 3.5%, following the 2.0% growth rate achieved in the third quarter. With higher mortgage rates in the market, led largely by the persistent Federal Reserve (the “Fed”) tightening, the housing market continued to soften, with building permits and existing home sales leading the way. However, energy prices declined significantly in the quarter, somewhat offsetting the impact of a weakening housing market. The economy continued to create jobs over the period, with the unemployment rate standing at 4.6% as of January 31, 2007.

Inflation expectations moderated with the lower energy prices, although the core Consumer Price Index – measured on a year-over-year basis – has demonstrated a slow but steady rise. The Fed, which raised short-term rates 17 times since June 2004, is currently in a pausing mode, awaiting further economic inputs to determine the future direction of interest rate moves. At January 31, 2007, the Federal Funds rate stood at 5.25%.

Municipal market supply during the six months ended January 31, 2007 was lower than it had been in the previous year. As a result, municipals have generally outperformed Treasury bonds for the six months ended January 31, 2007, as demand has remained strong. At January 31, 2007, long-term AAA-rated, insured municipal bonds yielded 92% of U.S. Treasury bonds with similar maturities.*

For the six months ended January 31, 2007, the Lehman Brothers Municipal Bond Index† (the “Index”), an unmanaged index of municipal bonds, posted a gain of 3.06%. For more information about each Fund’s performance and that of funds in the same Lipper Classification,† see the Performance Information and Portfolio Composition pages that follow.

Management Discussion

The Funds invest primarily in bonds with stated maturities of 10 years or longer, as longer-maturity bonds historically have provided greater tax-exempt income for investors than shorter-maturity bonds. Given the flattening of the yield curve for other fixed-income securities over the past 18 months — with shorter-maturity yields rising more than longer-maturity yields — management felt that the long end of the municipal curve was a relatively attractive place to be positioned.

Because of the mixed economic backdrop of contained inflation expectations, a weakened housing market and sustained growth in the labor market, Fund management continued to maintain a somewhat cautious outlook on interest rates. In this environment, Fund management continued to focus on finding relative value within the marketplace – in issuer names, coupons, maturities, sectors and jurisdictions. Relative value trading, which seeks to capitalize on undervalued securities, has enhanced the Funds’ returns during the period.

*  Source: Bloomberg L.P Yields are a compilation of a representative variety of general obligations and are not necessarily representative of a Fund’s yield.

†    It is not possible to invest directly in an Index or Upper Classification. The Index’s total return does not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

Past performance is no guarantee of future results.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated Ion the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

Eaton Vance Arizona Municipals Fund as of January 31, 2007

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Performance(1)	Class A	Class B	Class C

Average Annual Total Returns (at net asset value)
Six Months	3.37%	3.06%	2.96%
One Year	5.66	4.84	4.84
Five Years	5.57	4.82	N.A.
Ten Years	5.16	4.41	N.A.
Life of Fund†	4.94	5.49	5.19

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	-1.59%	-1.94%	1.96%
One Year	0.59	-0.16	3.84
Five Years	4.56	4.49	N.A.
Ten Years	4.65	4.41	N.A.
Life of Fund†	4.55	5.49	5.19

†Inception date: Class A: 12/13/93; Class B: 7/25/91; Class C: 12/16/05

Distribution Rates/Yields	Class A	Class B	Class C

Distribution Rate(2)	4.37%	3.62%	3.62%
Taxable-Equivalent Distribution Rate(2),(3)	7.08	5.87	5.87
SEC 30-day Yield(4)	3.40%	2.82%	2.81%
Taxable-Equivalent SEC 30-day Yield(3),(4)	5.51	4.57	4.55

Index Performance(5)

Lehman Brothers Municipal Bond Index (Average Annual Total Returns)
Six Months	3.06%
One Year	4.29
Five Years	5.11
Ten Years	5.71

Lipper Averages(6)

Lipper Arizona Municipal Debt Funds Classification (Average Annual Total Returns)
Six Months	2.78%
One Year	3.78
Five Years	4.45
Ten Years	4.75

Portfolio Manager: Craig R. Brandon, CFA

Rating Distribution*(7),(8)

By total investments

*The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note lB to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at January 31, 2007, is as follows:

AAA	71.0%
AA	11.8%
A	6.2%
BBB	3.9%
CCC	0.7%
Not Rated	6.4%

Fund Statistics (8)

• Number of Issues:	74

• Average Maturity:	19.5 years

• Average Effective Maturity:	9.0 years

• Average Rating:	AA+

• Average Call Protection:	7.4 years

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(1) Average annual total returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC Average Annual Total Returns for Class B reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% -5th year; 1%-6th year. SEC Average Annual Total Returns for Class C reflecta 1% CDSC for the first year.

(2) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.

(3) Taxable-equivalent figure assumes a maximum 38.28% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures.

(4) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

(5) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only.

(6) The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Arizona Municipal Debt Funds Classification contained 29, 29, 28 and 21 funds for the 6-month, 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.

(7) As of 1/31/07. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.

(8) As of 1/31/07. Portfolio holdings information includes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note lB to the Fund’s financial statements. Portfolio information may not be representative of the Fund’s current or future investments and may change due to active management.

Eaton Vance Colorado Municipals Fund as of January 31, 2007

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Performance(1)	Class A	Class B

Average Annual Total Returns (at net asset value)
Six Months	3.78%	3.36%
One Year	6.53	5.66
Five Years	5.49	4.75
Ten Years	5.49	4.74
Life of Fund†	5.04	5.14

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	-1.20%	-1.64%
One Year	1.49	0.66
Five Years	4.46	4.42
Ten Years	4.98	4.74
Life of Fund†	4.65	5.14

†    Inception date: Class A: 12/10/93; Class B: 8/25/92

Distribution Rates/Yields	Class A	Class B

Distribution Rate(2)	4.15%	3.41%
Taxable-Equivalent Distribution Rate(2),(3)	6.69	5.50
SEC 30-day Yield(4)	3.44	2.86
Taxable-Equivalent SEC 30-day Yield(3),(4)	5.55	4.61

Index Performance(5)

Lehman Brothers Municipal Bond Index (Average Annual Total Returns)
Six Months	3.06%
One Year	4.29
Five Years	5.11
Ten Years	5.71

Lipper Averages(6)

Lipper Colorado Municipal Debt Funds Classification (Average Annual Total Returns)
Six Months	2.79%
One Year	3.90
Five Years	4.60
Ten Years	5.02

Portfolio Manager: William H. Ahern, CFA

Rating Distribution*(7),(8)

By total investments

*  The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1B to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at January 31, 2007, is as follows:

AAA	67.0%
AA	6.5%
A	10.5%
BBB	7.4%
CCC	1.3%
Not Rated	7.3%

Fund Statistics (8)

• Number of Issues:	50

• Average Maturity:	20.4 years

• Average Effective Maturity:	11.3 years

• Average Rating:	AA

• Average Call Protection:	8.3 years

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(1)   Average annual total returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares. If sales charges were deducted, returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4. 75% sales charge. SEC Average Annual Total Returns for Class B reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year.

(2) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.

(3) Taxable-equivalent figure assumes a maximum 38.01% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures.

(4) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

(5) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only.

(6) The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Colorado Municipal Debt Funds Classification contained 23, 23, 23 and 16 funds for the 6-month, 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.

(7) As of 1/31/07. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.

(8) As of 1/31/07. Portfolio holdings information includes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note lB to the Fund’s financial statements. Portfolio information may not be representative of the Fund’s current or future investments and may change due to active management.

Eaton Vance Connecticut Municipals Fund as of January 31, 2007

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Performance(1)	Class A	Class B	Class C

Average Annual Total Returns (at net asset value)
Six Months	3.43%	3.05%	3.05%
One Year	5.08	4.29	N.A.
Five Years	4.56	3.81	N.A.
Ten Years	5.24	4.44	N.A.
Life of Fund†	5.59	4.87	3.97	*

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	-1.52%	-1.95%	2.05%
One Year	0.06	-0.7	N.A.
Five Years	3.55	3.47	N.A.
Ten Years	4.73	4.44	N.A.
Life of Fund†	5.19	4.87	2.97	*

†    Inception date: Class A: 4/19/94; Class B: 5/1/92; Class C: 2/9/06

*  Returns shown are cumulative since inception of share class.

Distribution Rates/Yields	Class A	Class B	Class C

Distribution Rate(2)	4.10%	3.34%	3.34%
Taxable-Equivalent Distribution Rate(2),(3)	6.64	5.41	5.41
SEC 30-day Yield(4)	3.25	2.67	2.67
Taxable-Equivalent SEC 30-day Yield(3),(4)	5.26	4.32	4.32

Index Performance(5)

Lehman Brothers Municipal Bond Index (Average Annual Total Returns)
Six Months	3.06%
One Year	4.29
Five Years	5.11
Ten Years	5.71

Lipper Averages(6)

Lipper Connecticut Municipal Debt Funds Classification (Average Annual Total Returns)
Six Months	2.68%
One Year	3.43
Five Years	4.18
Ten Years	4.80

Portfolio Manager: William H. Ahern, CFA

Rating Distribution*(7),(8)

By total investments

*  The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1B to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at January 31, 2007, is as follows:

AAA	65.8%
AA	15.6%
A	2.0%
Not Rated	4.0%
BBB	10.0%
BB	2.1%
CCC	0.5%

Fund Statistics (8)

• Number of Issues:	81

• Average Maturity:	18.1 years

• Average Effective Maturity:	9.4 years

• Average Rating:	AA+

• Average Call Protection:	8.4 years

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(1) Average annual total returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC Average Annual Total Returns for Class B reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC Average Annual Total Returns for Class C reflect a 1% CDSC for the first year.

(2) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.

(3) Taxable-equivalent figure assumes a maximum 38.25% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures.

(4) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

(5) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only.

(6) The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Connecticut Municipal Debt Funds Classification contained 23, 22, 21 and 15 funds for the 6-month, 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.

(7) As of 1/31/07. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.

(8) As of 1/31/07. Portfolio holdings information includes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1B to the Fund’s financial statements. Portfolio information may not be representative of the Fund’s current or future investments and may change due to active management.

Eaton Vance Michigan Municipals Fund as of January 31, 2007

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Performance(1)	Class A	Class B	Class C

Average Annual Total Returns (at net asset value)
Six Months	3.74%	3.78%	3.46%
One Year	5.50	5.16	N.A.
Five Years	5.09	4.43	N.A.
Ten Years	5.23	4.57	N.A.
Life of Fund†	4.76	5.30	4.70	*

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	-1.15%	-1.22%	2.46%
One Year	0.45	0.16	N.A
Five Years	4.08	4.09	N.A.
Ten Years	4.72	4.57	N.A.
Life of Fund†	4.37	5.30	3.70	*

†    Inception date: Class A: 12/7/93; Class B: 4/19/91; Class C: 5/2/06

*  Returns shown are cumulative since inception of share class.

Distribution Rates/Yields	Class A	Class B	Class C

Distribution Rate(2)	4.19%	3.44%	3.45%
Taxable-Equivalent Distribution Rate(2),(3)	6.71	5.51	5.52
SEC 30-day Yield(4)	3.50	2.93	2.95
Taxable-Equivalent SEC 30-day Yield(3),(4)	5.60	4.69	4.72

Index Performance(5)

Lehman Brothers Municipal Bond Index (Average Annual Total Returns)
Six Months	3.06%
One Year	4.29
Five Years	5.11
Ten Years	5.71

Lipper Averages(6)

Lipper Michigan Municipal Debt Funds Classification (Average Annual Total Returns)
Six Months	2.97%
One Year	3.52
Five Years	4.21
Ten Years	4.74

Portfolio Manager: William H. Ahern, CFA

Rating Distribution*(7),(8)

By total investments

*The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1B to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at January 31, 2007, is as follows:

AAA	69.1%
AA	3.6%
A	15.4%
BBB	9.0%
BB	0.9%
Not Rated	2.0%

Fund Statistics (8)

• Number of Issues:	53

• Average Maturity:	21.5 years

• Average Effective Maturity:	11.3 years

• Average Rating:	AA+

• Average Call Protection:	9.2 years

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(1) Average annual total returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC Average Annual Total Returns for Class B reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC Average Annual Total Returns for Class C reflect a 1% CDSC for the first year.

(2) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.

(3) Taxable-equivalent figure assumes a maximum 37.54% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures.

(4) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

(5) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only.

(6) The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Michigan Municipal Debt Funds Classification contained 33, 29, 29 and 24 funds for the 6-month, 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.

(7) As of 1/31/07. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.

(8) As of 1/31/07. Portfolio holdings information includes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1B to the Fund’s financial statements. Portfolio information may not be representative of the Fund’s current or future investments and may change due to active management.

Eaton Vance Minnesota Municipals Fund as of January 31, 2007

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Performance(1)	Class A	Class B	Class C

Average Annual Total Returns (at net asset value)
Six Months	3.53%	3.06%	3.16%
One Year	5.59	4.84	4.83
Five Years	5.03	4.26	N.A.
Ten Years	5.07	4.30	N.A.
Life of Fund†	4.66	4.80	5.41

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	-1.36%	-1.94%	2.16%
One Year	0.62	-0.16	3.83
Five Years	4.03	3.92	N.A.
Ten Years	4.57	4.30	N.A.
Life of Fund†	4.27	4.80	5.41

†    Inception date: Class A: 12/9/93; Class B: 7/29/91; Class C: 12/21/05

Distribution Rates/Yields	Class A	Class B	Class C

Distribution Rate(2)	4.36%	3.62%	3.62%
Taxable-Equivalent Distribution Rate(2),(3)	7.28	6.04	6.04
SEC 30-day Yield(4)	3.52	2.95	2.95
Taxable-Equivalent SEC 30-day Yield(3),(4)	5.88	4.92	4.92

Index Performance(5)

Lehman Brothers Municipal Bond Index (Average Annual Total Returns)
Six Months	3.06%
One Year	4.29
Five Years	5.11
Ten Years	5.71

Lipper Averages(6)

Lipper Minnesota Municipal Debt Funds Classification (Average Annual Total Returns)
Six Months	2.70%
One Year	3.7
Five Years	4.49
Ten Years	4.76

Portfolio Manager: Craig R Brandon, CFA

Rating Distribution*(7),(8)

By total investments

*  The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1B to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at January 31, 2007, is as follows:

AAA	47.6%
AA	16.2%
A	17.2%
BBB	6.6%
BB	1.8%
Not Rated	10.6%

Fund Statistics (8)

• Number of Issues:	52

• Average Maturity:	20.9 years

• Average Effective Maturity:	7.2 years

• Average Rating:	AA

• Average Call Protection:	6.4 years

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(1) Average annual total returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC Average Annual Total Returns for Class B reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC Average Annual Total Returns for Class C reflect a 1% CDSC for the first year.

(2) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.

(3) Taxable-equivalent figure assumes a maximum 40.10% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures.

(4) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

(5) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only.

(6) The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Minnesota Municipal Debt Funds Classification contained 48, 48, 41 and 37 funds for the 6-month 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.

(7) As of 1/31/07. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.

(8) As of 1/31/07. Portfolio holdings information includes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1B to the Fund’s financial statements. Portfolio information may not be representative of the Fund’s current or future investments and may change due to active management.

Eaton Vance New Jersey Municipals Fund as of January 31, 2007

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Performance(1)	Class A	Class B	Class C

Average Annual Total Returns (at net asset value)
Six Months	5.02%	4.52%	4.62%
One Year	7.65	6.83	6.83
Five Years	6.00	5.24	N.A.
Ten Years	5.79	5.01	N.A.
Life of Fund†	5.98	5.67	7.28

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	0.03%	-0.48%	3.62%
One Year	2.52	1.83	5.83
Five Years	4.97	4.91	N.A.
Ten Years	5.28	5.01	N.A.
Life of Fund†	5.58	5.67	7.28

†    Inception date: Class A: 4/13/94; Class B: 1/8/91; Class C: 12/14/05

Distribution Rates/Yields	Class A	Class B	Class C

Distribution Rate(2)	4.29%	3.54%	3.54%
Taxable-Equivalent Distribution Rate(2),(3)	7.25	5.98	5.98
SEC 30-day Yield(4)	3.69	3.15	3.08
Taxable-Equivalent SEC 30-day Yield(3),(4)	6.24	5.32	5.21

Index Performance(5)

Lehman Brothers Municipal Bond Index (Average Annual Total Returns)
Six Months	3.06%
One Year	4.29
Five Years	5.11
Ten Years	5.71

Lipper Averages(6)

Lipper New Jersey Municipal Debt Funds Classification (Average Annual Total Returns)
Six Months	2.93%
One Year	4.28
Five Years	4.62
Ten Years	4.86

Portfolio Manager: Robert B MacIntosh, CFA

Rating Distribution*(7),(8)

By total investments

*  The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1B to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at January 31, 2007, is as follows:

AAA	54.4%
AA	14.2%
A	6.2%
BBB	17.6%
BB	1.4%
Not Rated	6.2%

Fund Statistics (8)

• Number of Issues:	110

• Average Maturity:	27.0 years

• Average Effective Maturity:	12.4 years

• Average Rating:	AA

• Average Call Protection:	9.3 years

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(1) Average annual total returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC Average Annual Total Returns for Class B reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC Average Annual Total Returns for Class C reflect a 1% CDSC for the first year.

(2) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.

(3) Taxable-equivalent figure assumes a maximum 40.83% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures.

(4) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

(5) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only.

(6) The Lipper Averages are the average annual total returns, at net assest value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper New Jersey Municipal Debt Funds Classification contained 45, 45, 41 and 36 funds for the 6-month, 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.

(7) As of 1/31/07. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.

(8) As of 1/31/07. Portfolio holdings information includes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1B to the Fund’s financial statements. Portfolio information may not be representative of the Fund’s current or future investments and may change due to active management.

Eaton Vance Pennsylvania Municipals Fund as of January 31, 2007

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Performance(1)	Class A	Class B	Class C

Average Annual Total Returns (at net asset value)
Six Months	4.32%	3.96%	3.96%
One Year	6.94	6.17	6.16
Five Years	5.91	5.16	N.A.
Ten Years	5.35	4.57	N.A.
Life of Fund†	5.68	5.41	6.12

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	-0.68%	-1.04%	2.96%
One Year	1.90	1.17	5.16
Five Years	4.88	4.83	N.A.
Ten Years	4.84	4.57	N.A.
Life of Fund†	5.28	5.41	6.12

†    Inception date: Class A: 6/1/94; Class B: 1/8/91; Class C: 1/12/06

Distribution Rates/Yields	Class A	Class B	Class C

Distribution Rate(2)	4.34%	3.59%	3.59%
Taxable-Equivalent Distribution Rate(2),(3)	6.89	5.70	5.70
SEC 30-day Yield(4)	3.60	3.02	3.06
Taxable-Equivalent SEC 30-day Yield(3),(4)	5.71	4.79	4.86

Index Performance(5)

Lehman Brothers Municipal Bond Index (Average Annual Total Returns)
Six Months	3.06%
One Year	4.29
Five Years	5.11
Ten Years	5.71

Lipper Averages(6)

Lipper Pennsylvania Municipal Debt Funds Classification (Average Annual Total Returns)
Six Months	2.85%
One Year	4.05
Five Years	4.61
Ten Years	4.83

Portfolio Manager: Thomas M. Metzold, CFA

Rating Distribution*(7),(8)

By total investments

* The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1B to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at January 31, 2007, is as follows:

AAA	64.9%
AA	11.7%
A	7.0%
BBB	8.4%
BB	0.9%
Not Rated	7.1%

Fund Statistics (8)

• Number of Issues:	115

• Average Maturity:	21.6 years

• Average Effective Maturity:	10.7 years

• Average Rating:	AA+

• Average Call Protection:	8.5 years

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(1) Average annual total returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC Average Annual Total Returns for Class B reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC Average Annual Total Returns for Class C reflect a 1% CDSC for the first year.

(2) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.

(3) Taxable-equivalent figure assumes a maximum 37.00% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures.

(4) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

(5) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only.

(6) The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Pennsylvania Municipal Debt Funds Classification contained 53, 53, 52 and 45 funds for the 6-month, 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.

(7) As of 1/31/07. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund.

(8) As of 1/31/07. Portfolio holdings information includes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1B to the Fund’s financial statements. Portfolio information may not be representative of the Fund’s current or future investments and may change due to active management.

Eaton Vance Municipals Funds as of January 31, 2007

FUND EXPENSES

Example: As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2006 – January 31, 2007).

Actual Expenses: The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of each table below provides information about hypothetical account values and hypothetical expenses based on a Fund's actual expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance Arizona Municipals Fund

	Beginning Account Value (8/1/06)	Ending Account Value (1/31/07)	Expenses Paid During Period* (8/1/06 – 1/31/07)
Actual
Class A	$1,000.00	$1,033.70	$5.18
Class B	$1,000.00	$1,030.60	$9.01
Class C	$1,000.00	$1,029.60	$9.00
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.10	$5.14
Class B	$1,000.00	$1,016.30	$8.94
Class C	$1,000.00	$1,016.30	$8.94

* Expenses are equal to the Fund's annualized expense ratio of 1.01% for Class A shares, 1.76% for Class B shares, and 1.76% for Class C shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2006.

Eaton Vance Municipals Funds as of January 31, 2007

FUND EXPENSES CONT'D

Eaton Vance Colorado Municipals Fund

	Beginning Account Value (8/1/06)	Ending Account Value (1/31/07)	Expenses Paid During Period* (8/1/06 – 1/31/07)
Actual
Class A	$1,000.00	$1,037.80	$4.01
Class B	$1,000.00	$1,033.60	$7.84
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.30	$3.97
Class B	$1,000.00	$1,017.50	$7.78

* Expenses are equal to the Fund's annualized expense ratio of 0.78% for Class A shares and 1.53% for Class B shares multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2006.

Eaton Vance Connecticut Municipals Fund

	Beginning Account Value (8/1/06)	Ending Account Value (1/31/07)	Expenses Paid During Period* (8/1/06 – 1/31/07)
Actual
Class A	$1,000.00	$1,034.30	$5.64
Class B	$1,000.00	$1,030.50	$9.47
Class C	$1,000.00	$1,030.50	$9.37
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.70	$5.60
Class B	$1,000.00	$1,015.90	$9.40
Class C	$1,000.00	$1,016.00	$9.30

* Expenses are equal to the Fund's annualized expense ratio of 1.10% for Class A shares, 1.85% for Class B shares, and 1.83% for Class C shares multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2006.

Eaton Vance Municipals Funds as of January 31, 2007

FUND EXPENSES CONT'D

Eaton Vance Michigan Municipals Fund

	Beginning Account Value (8/1/06)	Ending Account Value (1/31/07)	Expenses Paid During Period* (8/1/06 – 1/31/07)
Actual
Class A	$1,000.00	$1,037.40	$5.34
Class B	$1,000.00	$1,037.80	$7.24
Class C	$1,000.00	$1,034.60	$9.13
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.00	$5.30
Class B	$1,000.00	$1,018.10	$7.17
Class C	$1,000.00	$1,016.20	$9.05

* Expenses are equal to the Fund's annualized expense ratio of 1.04% for Class A shares, 1.41% for class B shares, and 1.78% for class C shares multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2006.

Eaton Vance Minnesota Municipals Fund

	Beginning Account Value (8/1/06)	Ending Account Value (1/31/07)	Expenses Paid During Period* (8/1/06 – 1/31/07)
Actual
Class A	$1,000.00	$1,035.30	$5.13
Class B	$1,000.00	$1,030.60	$8.96
Class C	$1,000.00	$1,031.60	$8.96
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.20	$5.09
Class B	$1,000.00	$1,016.40	$8.89
Class C	$1,000.00	$1,016.40	$8.89

* Expense are equal to the Fund's annualized expense ratio of 1.00% for Class A shares, 1.75% for Class B shares, and 1.75% for Class C shares multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2006.

Eaton Vance Municipals Funds as of January 31, 2007

FUND EXPENSES CONT'D

Eaton Vance New Jersey Municipals Fund

	Beginning Account Value (8/1/06)	Ending Account Value (1/31/07)	Expenses Paid During Period* (8/1/06 – 1/31/07)
Actual
Class A	$1,000.00	$1,050.20	$6.20
Class B	$1,000.00	$1,045.20	$10.05
Class C	$1,000.00	$1,046.20	$10.06
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.20	$6.11
Class B	$1,000.00	$1,015.40	$9.91
Class C	$1,000.00	$1,015.40	$9.91

* Expenses are equal to the Fund's annualized expense ratio of 1.20% for Class A shares, 1.95% for Class B shares, and 1.95% for Class C shares multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2006.

Eaton Vance Pennsylvania Municipals Fund

	Beginning Account Value (8/1/06)	Ending Account Value (1/31/07)	Expenses Paid During Period* (8/1/06 – 1/31/07)
Actual
Class A	$1,000.00	$1,043.20	$6.64
Class B	$1,000.00	$1,039.60	$10.49
Class C	$1,000.00	$1,039.60	$10.44
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.70	$6.56
Class B	$1,000.00	$1,014.90	$10.36
Class C	$1,000.00	$1,015.00	$10.31

* Expenses are equal to the Fund's annualized expense ratio of 1.29% for Class A shares, 2.04% for Class B shares, and 2.03% for Class C shares multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2006.

Eaton Vance Arizona Municipals Fund as of January 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 105.0%
Principal Amount (000's omitted)	Security	Value
Education — 0.6%
$500	Glendale Industrial Development Authority, (Midwestern University), 5.75%, 5/15/21	$535,600
		$535,600
Electric Utilities — 6.8%
$1,000	Salt River, Agriculture Improvements and Power District, 5.00%, 1/1/31	$1,041,490
1,000	Salt River, Agriculture Improvements and Power District, 5.00%, 1/1/37	1,056,290
4,000	Salt River, Project Agriculture Improvement and Power District, 4.75%, 1/1/35	4,100,720
		$6,198,500
Escrowed / Prerefunded — 13.5%
$1,250	Maricopa County Industrial Development Authority, (Place Five and The Greenery), Escrowed to Maturity, 8.625%, 1/1/27	$1,300,950
7,500	Maricopa County, Single Family, Escrowed to Maturity, 0.00%, 2/1/16	5,213,775
6,500	Phoenix Industrial Development Authority, Single Family, Escrowed to Maturity, 0.00%, 12/1/14	4,766,970
1,000	Scottsdale Industrial Development Authority, (Scottsdale Healthcare), Prerefunded to 12/1/11, 5.70%, 12/1/21	1,089,830
		$12,371,525
General Obligations — 4.2%
$1,125	Puerto Rico, 0.00%, 7/1/18	$689,074
1,485	Tempe, 3.75%, 7/1/24	1,370,937
1,600	Tucson, 5.375%, 7/1/21	1,806,528
		$3,866,539
Health Care-Miscellaneous — 1.1%
$500	Yavapai County Industrial Development Authority, Health Care Institution, (West Yavapai Guidance), 6.25%, 12/1/36	$497,800
500	Yavapai County Industrial Development Authority, Health Care Institution, (West Yavapai Guidance), 6.625%, 8/15/24	484,635
		$982,435

Principal Amount (000's omitted)	Security	Value
Hospital — 7.1%
$650	Arizona Health Facilities Authority, (John C. Lincoln Health Network), 5.75%, 12/1/32	$692,289
1,275	Glendale Industrial Development Authority, (John C. Lincoln Health Network), 5.00%, 12/1/28	1,302,310
500	Glendale Industrial Development Authority, (John C. Lincoln Health Network), 5.00%, 12/1/37	508,180
1,350	Maricopa County Industrial Development Authority, (Catholic Healthcare), 5.50%, 7/1/26	1,439,977
1,500	Maricopa County Industrial Development Authority, (Mayo Clinic), 5.00%, 11/15/36	1,565,010
1,000	Winslow Industrial Development Authority, (Winslow Memorial Hospital), 5.50%, 6/1/22	976,650
		$6,484,416
Industrial Development Revenue — 0.7%
$650	Phoenix Industrial Development Authority, (America West Airlines, Inc.), (AMT), 6.25%, 6/1/19	$667,309
		$667,309
Insured-Education — 3.2%
$1,000	North Campus Facilities LLC, (Northern Arizona University), (AMBAC), 5.00%, 6/1/25	$1,060,000
1,800	Northern Arizona University, (Research Projects), (AMBAC), 5.00%, 9/1/30	1,877,778
		$2,937,778
Insured-Electric Utilities — 8.8%
$1,325	Maricopa County, Pollution Control Corp., (El Paso Electric Co.), (FGIC), 4.80%, 8/1/40	$1,329,465
1,000	Mesa, Utility System, (FGIC), 5.00%, 7/1/23	1,104,840
1,120	Mesa, Utility System, (FSA), 4.25%, 7/1/29	1,083,914
515	Pima County Industrial Development Authority, (Tucson Electric Power Co.), (FSA), 7.25%, 7/15/10	529,214
2,000	Puerto Rico Electric Power Authority, (FSA), 5.25%, 7/1/29(1)	2,095,776
500	Puerto Rico Electric Power Authority, (MBIA), 5.00%, 7/1/32	524,715
1,200	Puerto Rico Electric Power Authority, (MBIA), 5.50%, 7/1/16(1)	1,353,596
		$8,021,520
Insured-Escrowed / Prerefunded — 6.8%
$1,000	Maricopa County Industrial Development Authority, (Samaritan Health Services), (MBIA), Escrowed to Maturity, 7.00%, 12/1/16	$1,210,460
1,000	Mesa Industrial Development Authority, (Discovery Health System), (MBIA), Prerefunded to 1/1/10, 5.625%, 1/1/29	1,060,140

See notes to financial statements

Eaton Vance Arizona Municipals Fund as of January 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Escrowed / Prerefunded (continued)
$1,000	Pima County Industrial Development Authority, (Carondolet Health Care Corp.), (MBIA), Escrowed to Maturity, 5.25%, 7/1/11	$1,057,790
1,250	Puerto Rico Public Finance Corp., (AMBAC), Prerefunded to 6/1/08, 5.00%, 6/1/26	1,283,700
500	Tucson Street and Highway Revenue, (FGIC), Prerefunded to 7/1/10, 5.00%, 7/1/18	519,770
1,000	Yuma Industrial Development Authority, (Yuma Regional Medical Center), (FSA), Prerefunded to 8/1/11, 5.00%, 8/1/31	1,058,710
		$6,190,570
Insured-General Obligations — 5.7%
$400	Flagstaff, (AMBAC), 3.25%, 7/1/23	$347,676
1,000	Goodyear, Community Facilities Utilities District No. 1, (MBIA), 4.50%, 7/15/29	1,017,230
500	Maricopa County, Elementary School District No. 3, (MBIA), 4.75%, 7/1/25	517,060
1,425	Maricopa County, Unified High School District No. 2, (MBIA), 5.00%, 7/1/20	1,513,906
1,200	Maricopa County, Unified School District No. 11, (MBIA), 5.00%, 7/1/25	1,277,352
500	Puerto Rico, (FSA), Variable Rate, 5.92%, 7/1/27(2)(3)	579,515
		$5,252,739
Insured-Hospital — 6.5%
$1,195	Arizona Health Facilities Authority, (Arizona Healthcare Systems), (FGIC), 5.50%, 6/1/15	$1,318,850
1,000	Arizona Health Facilities Authority, (Northern Arizona Healthcare System), (AMBAC), 4.75%, 10/1/30	1,011,840
2,000	Maricopa County Industrial Development Authority, (Mayo Clinic Hospital), (AMBAC), 5.25%, 11/15/37(4)	2,048,720
1,500	Scottsdale Industrial Development Authority, (Scottsdale Memorial Hospital), (AMBAC), 6.125%, 9/1/17	1,547,580
		$5,926,990
Insured-Lease Revenue / Certificates of Participation — 4.5%
$1,000	Arizona State University, (Research Infrastructure Projects), (AMBAC), 5.00%, 9/1/30	$1,045,180
550	Marana, Municipal Facilities, (Municipal Property Corp.), (AMBAC), 5.00%, 7/1/28	573,095
500	Nogales, Municipal Development Authority, Inc., (MBIA), 4.50%, 6/1/31	500,160
480	Prescott Municipal Property Corp., (MBIA), 5.00%, 7/1/34	501,590

Principal Amount (000's omitted)	Security	Value
Insured-Lease Revenue / Certificates of Participation (continued)
$870	Puerto Rico Public Finance Corp., (AMBAC), 5.125%, 12/1/19(1)	$963,226
500	University of Arizona, COP, (AMBAC), 5.00%, 6/1/24	528,030
		$4,111,281
Insured-Special Tax Revenue — 11.8%
$1,000	Arizona Tourism and Sports Authority, (Multipurpose Stadium Facility), (MBIA), 5.00%, 7/1/25	$1,047,990
750	Arizona Tourism and Sports Authority, (Multipurpose Stadium Facility), (MBIA), 5.00%, 7/1/28	781,493
3,000	Downtown Phoenix Hotel Corp., (FGIC), 5.00%, 7/1/36	3,146,130
4,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.00%, 7/1/28(1)	4,017,719
67	Puerto Rico Infrastructure Financing Authority, (AMBAC), Variable Rate, 7.092%, 7/1/28(2)(3)	74,720
1,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27	1,182,340
550	Scottsdale, (Municipal Property Corp.), (AMBAC), 4.50%, 7/1/35	551,029
		$10,801,421
Insured-Transportation — 9.3%
$3,000	Phoenix Civic Improvement Corp., Airport Revenue, (FGIC), (AMT), 5.25%, 7/1/27	$3,125,280
500	Pima County, (MBIA), 3.50%, 7/1/19	465,010
750	Puerto Rico Highway and Transportation Authority, (AGC), 5.00%, 7/1/45	784,830
1,000	Puerto Rico Highway and Transportation Authority, (CIFG), 5.25%, 7/1/41	1,160,800
900	Puerto Rico Highway and Transportation Authority, (CIFG), 5.25%, 7/1/41(1)	1,044,729
1,700	Puerto Rico Highway and Transportation Authority, (MBIA), 5.50%, 7/1/36	1,901,926
		$8,482,575
Insured-Water and Sewer — 3.4%
$1,000	Cottonwood, Property Corp., Water Revenue, (XLCA), 5.00%, 7/1/29	$1,046,280
1,000	Phoenix Civic Improvement Corp., Wastewater System, (MBIA), 5.00%, 7/1/29	1,050,170
1,000	Phoenix Civic Improvement Corp., Water System Revenue, (FGIC), 5.00%, 7/1/22	1,045,260
		$3,141,710

See notes to financial statements

Eaton Vance Arizona Municipals Fund as of January 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Lease Revenue / Certificates of Participation — 0.8%
$750	Arizona Game and Fish Department & Commission, (AGF Adminstration Building), 5.00%, 7/1/32	$775,875
		$775,875
Other Revenue — 2.4%
$1,750	Arizona Health Facilities Authority, (Blood Systems, Inc.), 4.75%, 4/1/25	$1,757,805
4,400	Children's Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	302,236
3,700	Children's Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	133,607
		$2,193,648
Senior Living / Life Care — 1.8%
$1,800	Arizona Health Facilities Authority, (Care Institute, Inc. - Mesa), 7.625%, 1/1/26(5)	$1,634,130
		$1,634,130
Special Tax Revenue — 2.7%
$2,500	Scottsdale, (Municipal Property Corp.), 4.25%, 7/1/31	$2,424,100
		$2,424,100
Student Loan — 2.2%
$2,000	Arizona Educational Loan Marketing Corp., (AMT), 6.30%, 12/1/08	$2,009,920
		$2,009,920
Water and Sewer — 1.1%
$1,000	Central Arizona Water Conservation District, 5.50%, 11/1/09	$1,045,660
		$1,045,660
Total Tax-Exempt Investments — 105.0% (identified cost $90,590,449)		$96,056,241
Other Assets, Less Liabilities — (5.0)%		$(4,542,242)
Net Assets — 100.0%		$91,513,999

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CDC IXIS Financial Guaranty North America, Inc.

COP - Certificates of Participation

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Arizona municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 2007, 57.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.8% to 18.9% of total investments.

(1)  Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.

(2)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at January 31, 2007.

(3)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2007, the aggregate value of the securities is $654,235 or 0.7% of the net assets.

(4)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(5)  Security is in default and making only partial interest payments.

See notes to financial statements

Eaton Vance Colorado Municipals Fund as of January 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 98.7%
Principal Amount (000's omitted)	Security	Value
Education — 2.6%
$1,000	Colorado Educational and Cultural Facilities Authority, (Alexander Dawson School), 5.30%, 2/15/29	$1,028,410
		$1,028,410
Electric Utilities — 1.3%
$500	Colorado Springs, Utilities, 4.75%, 11/15/34	$509,255
		$509,255
Escrowed / Prerefunded — 11.6%
$650	Colorado Health Facilities Authority, (Catholic Health Initiatives), Prerefunded to 9/1/11, 5.25%, 9/1/21	$688,298
500	Colorado Health Facilities Authority, (Portercare Adventist Health), Prerefunded to 11/15/11, 6.50%, 11/15/31	561,455
975	Colorado Water Resources, Power Development Authority, Prerefunded to 9/1/11, 5.00%, 9/1/21	1,025,641
3,000	Dawson Ridge, Metropolitan District #1, Escrowed to Maturity, 0.00%, 10/1/22	1,512,390
715	University of Colorado Hospital Authority, Prerefunded to 2/15/07, 5.60%, 11/15/25	766,451
		$4,554,235
Hospital — 8.3%
$350	Aspen Valley, Hospital District, 6.80%, 10/15/24	$370,142
750	Colorado Health Facilies Authority, (Catholic Health Initiatives), 4.50%, 9/1/38	734,482
750	Colorado Health Facilities Authority, (Adventist Health/ Sunbelt), 5.25%, 11/15/35	790,748
500	Colorado Health Facilities Authority, (Parkview Medical Center), 5.00%, 9/1/25	510,945
320	Colorado Health Facilities Authority, (Parkview Medical Center), 5.00%, 9/1/25	331,392
500	Colorado Health Facilities Authority, (Vail Valley Medical Center), 5.80%, 1/15/27	528,530
		$3,266,239
Housing — 6.0%
$1,000	Colorado Housing and Finance Authority, (Birchwood Manor Project), (GNMA), (AMT), 5.50%, 9/20/36	$1,062,270
935	Denver, Multifamily, (Bank Lofts), (FHA), (AMT), 6.15%, 12/1/16	945,715
335	Lake Creek, (Affordable Housing Corp.) Multifamily, 6.25%, 12/1/23	349,810
		$2,357,795

Principal Amount (000's omitted)	Security	Value
Industrial Development Revenue — 6.2%
$500	Colorado Health Facilities Authority, (Waste Management, Inc.), (AMT), 5.70%, 7/1/18	$551,820
600	Denver Airport Special Facilities, (United Airlines), (AMT), 6.875%, 10/1/32	621,300
750	Puerto Rico Industrial, Medical and Environmental Pollution Control Facility Finance Authority, (American Home Products), 5.10%, 12/1/18	762,015
500	Puerto Rico Port Authority, (American Airlines), (AMT), 6.25%, 6/1/26	506,345
		$2,441,480
Insured-Education — 4.9%
$610	Colorado School of Mines, (MBIA), 0.00%, 12/1/21	$322,184
1,000	University of Colorado Enterprise System, (MBIA), 4.25%, 6/1/30	964,760
620	University of Northern Colorado, (FSA), 5.00%, 6/1/35	652,531
		$1,939,475
Insured-Electric Utilities — 2.3%
$750	Arkansas River Power Authority, (XLCA), 5.875%, 10/1/26	$910,058
		$910,058
Insured-General Obligations — 12.6%
$320	Castle Pines, North Metropolitan District, (FSA), 5.00%, 12/1/27	$338,832
1,000	Castlewood Ranch, Metropolitan District, (XLCA), 4.25%, 12/1/34	947,570
1,000	El Paso County, School District #20, (MBIA), 5.00%, 12/15/25	1,061,360
750	McKay Landing Metropolitan District No. 2, (AMBAC), 4.25%, 12/1/36	715,193
1,000	Pueblo County, School District #70, (FGIC), 5.00%, 12/1/19	1,100,090
200	Puerto Rico, (FSA), Variable Rate, 5.92%, 7/1/27(1)(2)	231,806
500	West Metropolitan Fire Protection District, (MBIA), 5.25%, 12/1/21	549,305
		$4,944,156
Insured-Hospital — 2.0%
$750	Adams County, (Brighton Community Hospital Association), (MBIA), 5.00%, 2/1/31	$784,605
		$784,605

See notes to financial statements

Eaton Vance Colorado Municipals Fund as of January 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Lease Revenue / Certificates of Participation — 3.4%
$1,200	Puerto Rico Public Finance Corp., (AMBAC), 5.125%, 12/1/19(3)	$1,328,588
		$1,328,588
Insured-Special Tax Revenue — 10.6%
$500	Denver Convention Center, (XLCA), 4.75%, 12/1/35	$509,945
1,500	Denver Convention Center, (XLCA), 5.125%, 12/1/26	1,602,180
1,000	Regional Transportation District, (Fastracks Project), (AMBAC), 4.375%, 11/1/36	972,360
1,000	Sand Creek, Metropolitan District, (XLCA), 5.375%, 12/1/27	1,074,330
		$4,158,815
Insured-Transportation — 14.3%
$2,750	E-470 Colorado Public Highway Authority, (MBIA), 0.00%, 9/1/16	$1,846,983
1,750	Northwest Parkway Public Highway Authority, (FSA), 5.25%, 6/15/41(4)	1,849,715
3,095	Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/18	1,956,009
		$5,652,707
Insured-Water and Sewer — 3.4%
$300	Colorado Water Resources, Power Development Authority, (Colorado UTE Electric Association), (FSA), 4.375%, 8/1/35	$292,833
1,000	Widefield, Water and Sanitation District, (MBIA), 5.00%, 12/1/25	1,055,270
		$1,348,103
Senior Living / Life Care — 3.9%
$400	Colorado Health Facilities Authority, (Covenant Retirement Communities, Inc.), 5.00%, 12/1/35	$404,960
750	Colorado Health Facilities Authority, (Evangelical Lutheran Project), 5.25%, 6/1/36	782,558
425	Logan County, Industrial Development, (TLC Care Choices, Inc.), 6.875%, 12/1/23(5)	344,246
		$1,531,764
Special Tax Revenue — 2.9%
$400	Bachelor Gulch, Metropolitan District, 6.70%, 11/15/19	$418,656
360	Bell Mountain Ranch, Metropolitan District, 6.625%, 11/15/25	382,302
350	Black Hawk, Device Tax, 5.00%, 12/1/18	356,230
		$1,157,188

Principal Amount (000's omitted)	Security	Value
Transportation — 0.8%
$300	Eagle County, (Eagle County Airport Terminal), (AMT), 5.25%, 5/1/20	$305,253
		$305,253
Water and Sewer — 1.6%
$540	Colorado Water Resources, Power Development Authority, 5.50%, 9/1/22	$622,685
		$622,685
Total Tax-Exempt Investments — 98.7% (identified cost $36,805,360)		$38,840,811
Other Assets, Less Liabilities — 1.3%		$531,427
Net Assets — 100.0%		$39,372,238

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC - Financial Guaranty Insurance Company

FHA - Federal Housing Administration

FSA - Financial Security Assurance, Inc.

GNMA - Government National Mortgage Association (Ginnie Mae)

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Colorado municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 2007, 54.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.8% to 17.0% of total investments.

(1)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at January 31, 2007.

(2)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2007, the aggregate value of the securities is $231,806 or 0.6% of the net assets.

(3)  Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.

(4)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(5)  Defaulted bond.

See notes to financial statements

Eaton Vance Connecticut Municipals Fund as of January 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 105.5%
Principal Amount (000's omitted)	Security	Value
Education — 4.9%
$500	Connecticut Health and Educational Facility Authority, (Canterbury School), (RADIAN), 5.00%, 7/1/36	$519,195
2,500	Connecticut Health and Educational Facility Authority, (University of Hartford), (RADIAN), 5.25%, 7/1/32	2,632,825
2,000	Connecticut Health and Educational Facility Authority, (Yale University), 5.00%, 7/1/42	2,089,680
1,350	University of Connecticut, 5.00%, 5/15/23	1,408,468
		$6,650,168
Electric Utilities — 3.2%
$3,135	Connecticut Development Authority, (Connecticut Light and Power), 5.85%, 9/1/28	$3,291,060
1,000	Puerto Rico Electric Power Authority, 5.125%, 7/1/29	1,044,940
		$4,336,000
Escrowed / Prerefunded — 3.7%
$3,010	Connecticut Clean Water Fund, Prerefunded to 10/1/11, 5.50%, 10/1/19	$3,236,773
1,500	Connecticut Health and Educational Facility Authority, (Loomis Chaffee School), Prerefunded to 7/1/11, 5.25%, 7/1/31	1,603,800
170	Puerto Rico Public Finance Corp., Escrowed to Maturity, 6.00%, 8/1/26	211,895
		$5,052,468
General Obligations — 8.5%
$1,750	Connecticut, 0.00%, 11/1/09	$1,582,682
1,000	Connecticut, 4.50%, 11/1/23	1,017,730
1,000	Connecticut, 5.00%, 11/1/26	1,071,260
1,270	Danbury, 4.50%, 2/1/14	1,327,607
1,475	North Haven, 5.00%, 7/15/23	1,637,397
1,490	North Haven, 5.00%, 7/15/25	1,661,365
1,065	Puerto Rico, 0.00%, 7/1/15	750,612
400	Redding, 5.50%, 10/15/18	457,032
650	Redding, 5.625%, 10/15/19	756,132
535	Wilton, 5.25%, 7/15/18	601,468
535	Wilton, 5.25%, 7/15/19	604,866
		$11,468,151
Housing — 0.7%
$1,000	Connecticut Housing Financial Authority, 4.70%, 5/15/28	$1,012,400
		$1,012,400

Principal Amount (000's omitted)	Security	Value
Industrial Development Revenue — 7.1%
$3,065	Connecticut Development Authority, Airport Facility, (Signature Flight), (AMT), 6.625%, 12/1/14	$3,097,458
4,500	Eastern Connecticut Resource Recovery Authority, (Wheelabrator Lisbon), (AMT), 5.50%, 1/1/20	4,502,880
700	Puerto Rico Port Authority, (American Airlines), (AMT), 6.25%, 6/1/26	708,883
1,350	Sprague Environmental Improvement, (International Paper Co.), (AMT), 5.70%, 10/1/21	1,386,410
		$9,695,631
Insured-Education — 11.5%
$1,950	Connecticut Health and Educational Facilities Authority, (Loomis Chaffee School), (AMBAC), 5.25%, 7/1/30	$2,254,824
2,050	Connecticut Health and Educational Facilities Authority, (Loomis Chaffee School), (AMBAC), 5.25%, 7/1/31	2,378,390
1,550	Connecticut Health and Educational Facility Authority, (Connecticut College), (MBIA), 5.00%, 7/1/32	1,619,068
1,000	Connecticut Health and Educational Facility Authority, (Greenwich Academy), (FSA), 5.00%, 3/1/32	1,036,710
5,305	Connecticut Health and Educational Facility Authority, (Trinity College), (MBIA), 5.50%, 7/1/21	6,154,384
1,000	Connecticut Health and Educational Facility Authority, (Westminster School), (MBIA), 5.00%, 7/1/29	1,021,630
1,000	University of Connecticut, (FGIC), 5.00%, 2/15/24	1,068,560
		$15,533,566
Insured-Electric Utilities — 5.0%
$2,500	Puerto Rico Electric Power Authority, (FSA), 5.25%, 7/1/29(1)	$2,623,396
750	Puerto Rico Electric Power Authority, (MBIA), 4.75%, 7/1/33(1)	769,363
3,000	Puerto Rico Electric Power Authority, (MBIA), 5.50%, 7/1/16(1)	3,383,990
		$6,776,749
Insured-Escrowed / Prerefunded — 7.5%
$2,500	Connecticut Health and Educational Facilities Authority, (Fairfield University), (MBIA), Prerefunded to 7/1/09, 5.25%, 7/1/25	$2,611,300
1,000	Connecticut Special Tax Transportation Infrastructure, (FSA), Prerefunded to 10/1/11, 5.00%, 10/1/21	1,053,230
1,500	Connecticut, (FSA), Prerefunded to 10/15/12, 5.00%, 10/15/19	1,595,820
515	Puerto Rico, (FGIC), Prerefunded to 7/1/12, 5.00%, 7/1/32	547,182
1,340	South Central Connecticut Regional Water Authority, (FGIC), Prerefunded to 8/1/09, 5.125%, 8/1/29	1,397,258

See notes to financial statements

Eaton Vance Connecticut Municipals Fund as of January 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Escrowed / Prerefunded (continued)
$1,250	South Central Connecticut Regional Water Authority, (MBIA), Prerefunded to 8/1/13, 5.00%, 8/1/25	$1,339,025
1,500	Suffield, (MBIA), Prerefunded to 6/15/11, 4.75%, 6/15/21	1,560,210
		$10,104,025
Insured-General Obligations — 10.4%
$3,870	Bridgeport, (FGIC), 4.75%, 8/15/21	$3,977,199
2,305	Bridgeport, (FGIC), 5.375%, 8/15/19	2,474,648
3,600	Connecticut, (AMBAC), 5.25%, 6/1/19(1)	4,051,368
1,000	Connecticut, (AMBAC), 5.25%, 6/1/20	1,129,810
1,000	Connecticut, (FGIC), 5.00%, 4/1/24	1,056,300
1,000	New Britain, (MBIA), 6.00%, 3/1/12	1,072,460
350	Puerto Rico, (FSA), Variable Rate, 5.92%, 7/1/27(2)(3)	405,661
		$14,167,446
Insured-Hospital — 9.8%
$3,000	Connecticut Health and Educational Facility Authority, (Middlesex Hospital), (FSA), 5.00%, 7/1/32	$3,174,210
2,000	Connecticut Health and Educational Facilities Authority, (Children's Medical Center), (MBIA), 5.00%, 7/1/21	2,117,320
1,000	Connecticut Health and Educational Facilities Authority, (William W. Backus Hospital), (FSA), 5.00%, 7/1/26	1,055,830
1,570	Connecticut Health and Educational Facility Authority, (Danbury Hospital), (AMBAC), 4.25%, 7/1/36	1,501,344
1,960	Connecticut Health and Educational Facility Authority, (Danbury Hospital), (AMBAC), 4.75%, 7/1/34	2,007,902
1,350	Connecticut Health and Educational Facility Authority, (Lawrence and Memorial Hospital), (MBIA), 5.00%, 7/1/22	1,350,878
2,000	Connecticut Health and Educational Facility Authority, (Yale-New Haven Hospital), (AMBAC), 5.00%, 7/1/31	2,120,920
		$13,328,404
Insured-Lease Revenue / Certificates of Participation — 4.7%
$3,250	Puerto Rico Public Buildings Authority, (AMBAC), 5.50%, 7/1/21	$3,728,043
2,400	Puerto Rico Public Finance Corp., (AMBAC), 5.125%, 12/1/19(1)	2,657,176
		$6,385,219

Principal Amount (000's omitted)	Security	Value
Insured-Other Revenue — 1.3%
$550	Connecticut Health and Educational Facility Authority, (Child Care Facility Program), (AMBAC), 5.00%, 7/1/31	$570,966
1,150	Connecticut Health and Educational Facility Authority, (Village Families & Children), (AMBAC), 5.00%, 7/1/32	1,202,555
		$1,773,521
Insured-Pooled Loans — 0.9%
$1,135	Connecticut Higher Education Supplemental Loan Authority, (MBIA), (AMT), 5.25%, 11/15/21	$1,175,678
		$1,175,678
Insured-Special Tax Revenue — 2.4%
$2,000	Connecticut Special Tax Transportation Infrastructure, (AMBAC), 5.00%, 7/1/24	$2,129,160
1,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27	1,182,340
		$3,311,500
Insured-Transportation — 10.1%
$5,500	Connecticut Airport, (Bradley International Airport), (FGIC), (AMT), 5.125%, 10/1/26	$5,687,055
500	Guam International Airport Authority, (MBIA), 5.25%, 10/1/23	535,325
1,750	Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/16	1,202,443
3,000	Puerto Rico Highway and Transportation Authority, (CIFG), 5.25%, 7/1/41	3,482,400
900	Puerto Rico Highway and Transportation Authority, (CIFG), 5.25%, 7/1/41(1)	1,044,729
1,630	Puerto Rico Highway and Transportation Authority, Variable Rate, (AMBAC), 6.157%, 1/1/19(2)(3)	1,738,020
		$13,689,972
Insured-Water and Sewer — 3.0%
$1,000	Connecticut Development Authority, (Aquarion Water Co. of Connecticut), (XLCA), 4.70%, 7/1/36	$997,590
2,000	South Central Connecticut Regional Water Authority, (MBIA), 5.00%, 8/1/28	2,109,260
1,000	South Central Regional Water Authority, (XLCA), 4.25%, 8/1/37	962,440
		$4,069,290

See notes to financial statements

Eaton Vance Connecticut Municipals Fund as of January 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Lease Revenue / Certificates of Participation — 1.6%
$1,830	Puerto Rico Public Finance Corp., (Commonwealth Appropriation), 6.00%, 8/1/26	$2,171,954
		$2,171,954
Other Revenue — 0.6%
$8,700	Children's Trust Fund, Tobacco Settlement, 0.00%, 5/15/50	$597,603
7,400	Children's Trust Fund, Tobacco Settlement, 0.00%, 5/15/55	267,214
		$864,817
Solid Waste — 2.1%
$2,750	Connecticut Resources Recovery Authority, (American REF-FUEL Co.), (AMT), 6.45%, 11/15/22	$2,795,925
		$2,795,925
Special Tax Revenue — 4.2%
$3,180	Connecticut Special Tax Transportation Infrastructure, 6.125%, 9/1/12(4)	$3,459,617
2,000	Connecticut Special Tax Transportation Infrastructure, 6.50%, 10/1/12	2,267,940
		$5,727,557
Transportation — 0.4%
$500	Puerto Rico Highway and Transportation Authority, 5.50%, 7/1/15	$545,775
		$545,775
Water and Sewer — 1.9%
$1,250	Connecticut Clean Water Fund, 6.00%, 10/1/12	$1,359,250
1,100	Stamford, Water Pollution Control System and Facilities, 5.00%, 11/15/32	1,151,447
		$2,510,697
Total Tax-Exempt Investments — 105.5% (identified cost $135,761,507)		$143,146,913
Other Assets, Less Liabilities — (5.5)%		$(7,498,602)
Net Assets — 100.0%		$135,648,311

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CDC IXIS Financial Guaranty North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Connecticut municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 2007, 61.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.4% to 19.3% of total investments.

(1)  Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.

(2)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at January 31, 2007.

(3)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2007, the aggregate value of the securities is $2,143,681 or 1.6% of the net assets.

(4)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

See notes to financial statements

Eaton Vance Michigan Municipals Fund as of January 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 104.0%
Principal Amount (000's omitted)	Security	Value
Education — 3.2%
$1,250	Michigan Higher Education Facilities Authority, (Creative Studies), 5.85%, 12/1/22	$1,330,662
750	Michigan Higher Education Facilities Authority, (Hillsdale College), 5.00%, 3/1/35	771,352
		$2,102,014
Electric Utilities — 1.6%
$1,000	Puerto Rico Electric Power Authority, 5.125%, 7/1/29	$1,044,940
		$1,044,940
General Obligations — 2.9%
$500	Kent County Building Authority, 5.50%, 6/1/26	$590,210
1,250	Puerto Rico Public Buildings Authority, Commonwealth Guaranteed, 5.25%, 7/1/29	1,329,987
		$1,920,197
Hospital — 17.1%
$500	Allegan Hospital Finance Authority, (Allegan General Hospital), 7.00%, 11/15/21	$534,795
275	Gaylord Hospital Finance Authority, (Otsego Memorial Hospital Association), 6.20%, 1/1/25	287,097
530	Macomb County Hospital Finance Authority, (Mount Clemens General Hospital), 5.875%, 11/15/34	561,689
470	Mecosta County, (Michigan General Hospital), 5.75%, 5/15/09	478,502
2,000	Michigan Hospital Finance Authority, (Central Michigan Community Hospital), 6.25%, 10/1/27	2,041,860
1,500	Michigan Hospital Finance Authority, (Henry Ford Health System), 5.25%, 11/15/46	1,576,170
1,250	Michigan Hospital Finance Authority, (McLaren Healthcare), 5.00%, 8/1/35	1,285,288
1,000	Michigan Hospital Finance Authority, (Mid Michigan Obligation Group), 5.00%, 4/15/36	1,027,030
1,500	Michigan Hospital Finance Authority, (Oakwood Hospital System), 5.75%, 4/1/32	1,606,980
750	Michigan Hospital Finance Authority, (Sparrow Obligation Group), 5.625%, 11/15/36	794,483
1,000	Michigan Hospital Finance Authority, (Trinity Health), 5.00%, 8/15/34	1,039,060
		$11,232,954
Insured-Education — 1.2%
$795	Ferris State University, (AMBAC), 5.00%, 10/1/23(1)	$803,658
		$803,658

Principal Amount (000's omitted)	Security	Value
Insured-Electric Utilities — 3.7%
$2,000	Michigan Strategic Fund Resource Recovery, (Detroit Edison Co.), (MBIA), (AMT), 5.55%, 9/1/29	$2,101,040
300	Michigan Strategic Fund, (Detroit Edison Co.), (FGIC), 6.95%, 5/1/11	334,758
		$2,435,798
Insured-Escrowed / Prerefunded — 12.7%
$2,000	Detroit, School District, Prerefunded to 5/1/13, (FGIC), 5.25%, 5/1/28	$2,161,600
205	Ferris State University, (AMBAC), Prerefunded to 4/1/08, 5.00%, 10/1/23	208,112
1,000	Novi Building Authority, (FSA), Prerefunded to 10/1/10, 5.50%, 10/1/25	1,067,920
2,165	Warren, Water and Sewer, (FSA), Prerefunded to 11/1/11, 5.25%, 11/1/26	2,302,542
1,500	Wyoming, Public Schools, (FGIC), Prerefunded to 5/1/08, 5.125%, 5/1/23	1,526,625
1,000	Zeeland, Public Schools, (FGIC), Prerefunded to 5/1/09, 5.25%, 5/1/22	1,032,780
		$8,299,579
Insured-General Obligations — 41.3%
$1,250	Allen Park Public School District, (FSA), 4.25%, 5/1/29	$1,210,550
1,200	Brandon School District, (FSA), 4.50%, 5/1/33	1,195,344
1,275	Brandon School District, (FSA), 4.50%, 5/1/35	1,267,847
1,005	Brighton School District, (AMBAC), 0.00%, 5/1/18	626,859
1,750	Coopersville, Public Schools District, (FSA), 4.50%, 5/1/36	1,740,025
1,000	Detroit, City School District, (FSA), 6.00%, 5/1/29	1,233,470
2,500	Detroit, School District, (FSA), 5.25%, 5/1/32	2,895,300
1,000	East Lansing, School District, (MBIA), 5.00%, 5/1/30	1,054,870
1,000	Grand Blanc Community Schools, (FSA), 5.00%, 5/1/28	1,049,170
1,000	Healthsource Saginaw, Inc., (MBIA), 5.00%, 5/1/29	1,046,350
1,900	Holland, School District, (AMBAC), 0.00%, 5/1/17	1,242,980
1,000	Hudsonville Public Schools, (FSA), 5.00%, 5/1/27	1,054,870
1,000	Hudsonville Public Schools, (FSA), 5.00%, 5/1/29	1,048,540
2,410	Okemos Public School District, (MBIA), 0.00%, 5/1/16	1,647,741
2,790	Parchment School District, (MBIA), 5.00%, 5/1/25	3,085,545
750	Paw Paw Public School District, (MBIA), 4.75%, 5/1/31	770,010
350	Puerto Rico, (FSA), Variable Rate, 5.92%, 7/1/27(2)(3)	405,661
1,400	Redford Union School District No. 1, (AMBAC), 5.00%, 5/1/22	1,532,552
1,000	Van Buren Township, Local Development Financial Authority, (XLCA), 4.50%, 10/1/31	991,840
2,115	Woodhaven Brownstown School District, (FSA), 4.00%, 5/1/27	1,982,009
		$27,081,533

See notes to financial statements

Eaton Vance Michigan Municipals Fund as of January 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Housing — 0.3%
$190	Michigan Housing Development Authority, Rental Housing, (MBIA), (AMT), 5.30%, 10/1/37	$193,644
		$193,644
Insured-Lease Revenue / Certificates of Participation — 1.2%
$750	Michigan Building Authority, (FGIC), 5.00%, 10/15/36	$795,840
		$795,840
Insured-Transportation — 8.0%
$1,000	Puerto Rico Highway and Transportation Authority, (CIFG), 5.25%, 7/1/41	$1,160,800
4,000	Wayne Charter County Airport, (MBIA), (AMT), 5.00%, 12/1/28(4)	4,075,700
		$5,236,500
Special Tax Revenue — 4.6%
$3,050	Detroit, Downtown Tax Increment, 0.00%, 7/1/16	$1,961,150
2,000	Detroit, Downtown Tax Increment, 0.00%, 7/1/20	1,054,520
		$3,015,670
Transportation — 6.2%
$3,000	Kent County Airport Facility, 5.00%, 1/1/25(4)	$3,049,890
1,000	Puerto Rico Highway and Transportation Authority, 5.00%, 7/1/36	1,044,640
		$4,094,530
Total Tax-Exempt Investments — 104.0% (identified cost $63,293,189)		$68,256,857
Other Assets, Less Liabilities — (4.0)%		$(2,648,173)
Net Assets — 100.0%		$65,608,684

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CDC IXIS Financial Guaranty North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Michigan municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 2007, 65.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.5% to 27.0% of total investments.

(1)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(2)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at January 31, 2007.

(3)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2007, the aggregate value of the securities is $405,661 or 0.6% of the net assets.

(4)  Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.

See notes to financial statements

Eaton Vance Minnesota Municipals Fund as of January 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 105.9%
Principal Amount (000's omitted)	Security	Value
Education — 12.8%
$1,000	Hopkins, (Blake School), 5.50%, 9/1/24	$1,008,120
750	Minnesota Higher Education Facilities Authority, (Ausburg College), 5.00%, 5/1/36	769,575
1,250	Minnesota Higher Education Facilities Authority, (Hamline University), 6.00%, 10/1/29	1,300,837
575	Minnesota Higher Education Facilities Authority, (Minneapolis College of Art), 5.375%, 5/1/21	595,458
1,000	Minnesota University, 3.48%, 1/1/34	1,000,000
1,000	Minnesota University (State Supported Stadium Debt), 5.00%, 8/1/29	1,060,930
1,380	St. Cloud Housing and Redevelopment Authority, (University Foundation), 5.00%, 5/1/23	1,435,076
		$7,169,996
Electric Utilities — 10.3%
$750	Minnesota Municipal Power Agency, 5.00%, 10/1/34	$775,762
2,000	Minnesota Municipal Power Agency, 5.00%, 10/1/35	2,077,540
800	Puerto Rico Electric Power Authority, 5.125%, 7/1/29(1)	835,956
1,980	Rochester Electric, 5.25%, 12/1/30	2,050,310
		$5,739,568
Escrowed / Prerefunded — 3.8%
$1,980	Chaska, Electric, Prerefunded to 10/1/10, 6.10%, 10/1/30	$2,137,271
		$2,137,271
General Obligations — 4.6%
$750	Dakota County, Community Development Agency, (Senior Housing Facilities), 5.00%, 1/1/21	$779,588
825	Minneapolis and St. Paul General Obligation, Metropolitan Airport Commission, (AMT), 4.50%, 1/1/15	836,806
950	Minnesota State, (Duluth Airport), (AMT), 6.25%, 8/1/14	961,590
		$2,577,984
Hospital — 12.4%
$1,000	Maple Grove Health Care, (North Memorial Health Care), 5.00%, 9/1/35	$1,037,040
700	Martin County, (Fairmont Community Hospital Association), 6.625%, 9/1/22	740,880
500	Northfield, Hospital Revenue, 5.375%, 11/1/31	527,520
3,000	Rochester Health Care Facilities, (Mayo Clinic), 5.50%, 11/15/27(1)	3,086,205

Principal Amount (000's omitted)	Security	Value
Hospital (continued)
$500	Shakopee Health Care Facilities, (St. Francis Regional Medical Center), 5.25%, 9/1/34	$521,075
1,000	St. Louis Park, Health Care Facilities Revenue, (Nicollet Health Services), 5.25%, 7/1/30	1,049,060
		$6,961,780
Housing — 5.9%
$500	Columbia Heights, Multifamily, (Housing Crest), 6.625%, 4/20/43	$547,260
500	Minneapolis, Multifamily, (Bottineau Commons), (AMT), 5.45%, 4/20/43	522,150
500	Minnesota Housing Finance Agency, (AMT), 5.00%, 8/1/40	508,135
1,650	Minnetonka, Multifamily, (Archer Heights Apartments), (AMT), 6.00%, 1/20/27	1,702,338
		$3,279,883
Industrial Development Revenue — 1.8%
$1,000	Cloquet, (Potlach Corp.), 5.90%, 10/1/26	$1,026,400
		$1,026,400
Insured-Education — 2.8%
$1,000	Minnesota State Colleges and University, (MBIA), 5.00%, 10/1/32	$1,055,700
500	Minnesota State Colleges and University, (St. Cloud St. University), (FSA), 5.00%, 10/1/19	526,265
		$1,581,965
Insured-Electric Utilities — 13.8%
$1,500	Puerto Rico Electric Power Authority, (FSA), 5.25%, 7/1/29(1)	$1,574,335
950	Southern Minnesota Municipal Power Agency, (MBIA), 0.00%, 1/1/21(2)	524,809
10,000	Southern Minnesota Municipal Power Agency, (MBIA), 0.00%, 1/1/25	4,585,000
1,000	Western Minnesota Municipal Power Agency, (FSA), 5.00%, 1/1/36	1,059,730
		$7,743,874
Insured-Escrowed / Prerefunded — 2.8%
$1,500	Minneapolis and St. Paul Metropolitan Airport Commission, (FGIC), Prerefunded to 1/1/11, 5.25%, 1/1/32(3)	$1,579,800
		$1,579,800

See notes to financial statements

Eaton Vance Minnesota Municipals Fund as of January 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-General Obligations — 14.8%
$2,245	Cambridge, Independent School District No. 911, (MBIA), 0.00%, 2/1/29	$769,788
2,000	Chaska, Independent School District No.112, (MBIA), 4.50%, 2/1/28(4)	2,008,800
1,000	Farmington, Independent School District No. 192, (FSA), 4.50%, 2/1/22	1,017,410
1,040	Kingsland, Independent School Distirct No.2137, (FSA), 4.375%, 2/1/27	1,033,146
500	Prior Lake, Independent School District No.719, (FSA), 4.25%, 2/1/26	491,360
1,000	Rosemount, Independent School District No. 196, (FSA), 5.00%, 2/1/23	1,062,200
1,000	Spring Lake Park, Independent School District No. 16, (FSA), 5.00%, 2/1/22	1,068,330
835	Spring Lake Park, Independent School District No.16, (FSA), 4.50%, 2/1/23	845,797
		$8,296,831
Insured-Hospital — 2.7%
$1,000	Minneapolis Health Care System, (Fairview Health Services), (AMBAC), 5.00%, 11/15/34	$1,049,600
450	Plymouth, (Westhealth), (FSA), 6.25%, 6/1/16	452,826
		$1,502,426
Insured-Lease Revenue / Certificates of Participation — 2.4%
$1,270	Hopkins, Housing and Redevelopment Authority, (Public Works and Fire Station), (MBIA), 5.00%, 2/1/20	$1,340,269
		$1,340,269
Insured-Other Revenue — 1.5%
$800	St. Paul, Housing and Redevelopment Authority, (Block 19), (FSA), 5.35%, 8/1/29(3)	$844,312
		$844,312
Insured-Special Tax Revenue — 1.9%
$1,000	Washington County, Housing and Redevelopment Authority, (Annual Appropriation), (MBIA), 5.50%, 2/1/32	$1,058,310
		$1,058,310
Insured-Transportation — 0.5%
$235	Minneapolis and St. Paul Metropolitan Airport Commission, (AMBAC), 5.00%, 1/1/27	$246,654
		$246,654

Principal Amount (000's omitted)	Security	Value
Miscellaneous — 3.7%
$2,000	Minneapolis, Art Center Facilities, (Walker Art Center), 5.125%, 7/1/21	$2,078,460
		$2,078,460
Pooled Loans — 2.9%
$1,605	Minneapolis, Community Development Agency, Common Bond Fund, (AMT), 6.80%, 12/1/24	$1,625,223
		$1,625,223
Senior Living / Life Care — 4.5%
$1,000	Columbia Heights, Multifamily, (Crestview Corp.), 6.00%, 3/1/33	$1,008,330
670	Minneapolis, (Walker Methodist Senior Services), 6.00%, 11/15/28	680,338
975	St. Paul, Housing and Redevelopment, (Care Institute, Inc. - Highland), 8.75%, 11/1/24	837,954
		$2,526,622
Total Tax-Exempt Investments — 105.9% (identified cost $56,446,241)		$59,317,628
Other Assets, Less Liabilities — (5.9)%		$(3,314,281)
Net Assets — 100.0%		$56,003,347

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by Minnesota municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 2007, 40.79% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.19% to 19.12% of total investments.

(1)  Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.

(2)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(3)  Security (or a portion thereof) has been segregated to cover when-issued securities.

(4)  When-issued security.

See notes to financial statements

Eaton Vance New Jersey Municipals Fund as of January 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 109.9%
Principal Amount (000's omitted)	Security	Value
Cogeneration — 0.1%
$260	New Jersey Economic Development Authority, (Trigen Trenton), (AMT), 6.20%, 12/1/07	$260,770
		$260,770
Education — 2.3%
$1,040	New Jersey Educational Facilities Authority, (Princeton University), 4.25%, 7/1/35	$1,010,693
5,000	New Jersey Educational Facilities Authority, (Princeton University), 4.50%, 7/1/27	5,024,650
1,000	New Jersey Educational Facilities Authority, (Stevens Institute of Technology), 5.25%, 7/1/32	1,046,750
		$7,082,093
Electric Utilities — 4.6%
$9,000	Puerto Rico Electric Power Authority, 0.00%, 7/1/17	$5,840,190
2,000	Puerto Rico Electric Power Authority, 0.00%, 7/1/17	1,297,820
4,000	Puerto Rico Electric Power Authority, 5.125%, 7/1/11(1)	4,179,780
2,500	Salem County, Pollution Control Financing, (Public Service Enterprise Group, Inc.), (AMT), 5.75%, 4/1/31	2,648,100
		$13,965,890
Escrowed / Prerefunded — 2.4%
$3,175	Tobacco Settlement Financing Corp., Prerefunded to 6/1/13, 5.50%, 6/1/39	$3,683,095
3,000	Tobacco Settlement Financing Corp., Prerefunded to 6/1/13, 6.75%, 6/1/39(1)	3,480,075
		$7,163,170
General Obligations — 0.9%
$3,000	Mercer County Improvement Authority, 0.00%, 4/1/10	$2,662,890
		$2,662,890
Health Care-Miscellaneous — 0.4%
$1,150	New Jersey Economic Development Authority, (Hudson County Occupational Center), 6.50%, 7/1/18	$1,187,478
		$1,187,478
Hospital — 12.4%
$600	Camden County, Improvement Authority, (Cooper Health System), 5.00%, 2/15/25	$614,544
1,350	Camden County, Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	1,368,252

Principal Amount (000's omitted)	Security	Value
Hospital (continued)
$1,200	Camden County, Improvement Authority, (Cooper Health System), 5.25%, 2/15/27	$1,250,676
2,250	Camden County, Improvement Authority, (Cooper Health System), 5.75%, 2/15/34	2,409,525
2,000	New Jersey Health Care Facilities Financing Authority, (Atlantic City Medical Center), 5.75%, 7/1/25	2,146,220
3,000	New Jersey Health Care Facilities Financing Authority, (Capital Health System), 5.25%, 7/1/17	3,055,320
2,625	New Jersey Health Care Facilities Financing Authority, (Capital Health System), 5.375%, 7/1/33	2,733,124
2,700	New Jersey Health Care Facilities Financing Authority, (Hackensack University Medical Center), 6.00%, 1/1/25	2,858,571
1,505	New Jersey Health Care Facilities Financing Authority, (Hackensack University Medical Center), 6.00%, 1/1/34	1,590,845
1,020	New Jersey Health Care Facilities Financing Authority, (Hunterdon Medical Center), 5.125%, 7/1/35	1,058,536
2,000	New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.75%, 7/1/31	2,120,160
1,800	New Jersey Health Care Facilities Financing Authority, (Saint Peters University Hospital), 6.875%, 7/1/20	1,956,762
1,800	New Jersey Health Care Facilities Financing Authority, (Saint Peters University Hospital), 6.875%, 7/1/30	1,957,968
4,300	New Jersey Health Care Facilities Financing Authority, (South Jersey Hospital), 5.00%, 7/1/36	4,448,350
2,700	New Jersey Health Care Facilities Financing Authority, (South Jersey Hospital), 5.00%, 7/1/46	2,765,718
550	New Jersey Health Care Facilities Financing Authority, (St. Elizabeth's Hospital), 6.00%, 7/1/20	564,553
2,000	New Jersey Health Care Facilities Financing Authority, (St. Elizabeth's Hospital), 6.00%, 7/1/27	2,052,580
2,500	New Jersey Health Care Facilities Financing Authority, (Trinitas Hospital), 7.50%, 7/1/30	2,758,500
		$37,710,204
Housing — 2.4%
$7,255	New Jersey Housing & Mortgage Finance Agency, (AMT), 5.00%, 10/1/36	$7,422,953
		$7,422,953
Industrial Development Revenue — 2.3%
$2,500	Middlesex County Pollution Control Authority, (Amerada Hess Corp.), 5.75%, 9/15/32	$2,650,650
1,875	New Jersey Economic Development Authority, (Continental Airlines), (AMT), 6.25%, 9/15/29	1,956,019
1,875	New Jersey Economic Development Authority, (Continental Airlines), (AMT), 9.00%, 6/1/33	2,333,812
		$6,940,481

See notes to financial statements

Eaton Vance New Jersey Municipals Fund as of January 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Education — 5.5%
$3,955	New Jersey Educational Facilities Authority, (Ramapo College), (AMBAC), 4.25%, 7/1/26	$3,885,550
1,000	New Jersey Educational Facilities Authority, (Ramapo College), (AMBAC), 4.25%, 7/1/31	962,440
6,760	New Jersey Educational Facilities Authority, (Ramapo College), (AMBAC), 4.25%, 7/1/36	6,480,339
2,480	New Jersey Educational Facilities Authority,(Richard Stockton College), (MBIA), 4.25%, 7/1/36	2,377,402
3,000	New Jersey Educational Facilities Authority, (Rowan University), (MBIA), 4.50%, 7/1/31	2,980,110
		$16,685,841
Insured-Electric Utilities — 2.7%
$3,550	Puerto Rico Electric Power Authority, (FSA), 5.25%, 7/1/29(1)	$3,725,431
3,900	Puerto Rico Electric Power Authority, (MBIA), 5.50%, 7/1/16(1)	4,399,187
		$8,124,618
Insured-Escrowed / Prerefunded — 2.4%
$4,465	New Jersey Economic Development Authority, (FSA), Prerefunded to 5/1/09, 5.00%, 5/1/18(1)	$4,591,389
667	New Jersey Economic Development Authority, RITES, (FSA), Prerefunded to 5/1/09, Variable Rate 6.065%, 5/1/18(2)(3)	723,280
110	New Jersey Turnpike Authority, (MBIA), Escrowed to Maturity, 6.50%, 1/1/16	127,162
1,565	New Jersey Turnpike Authority, (MBIA), Escrowed to Maturity, 6.50%, 1/1/16	1,809,171
		$7,251,002
Insured-Gas Utilities — 3.4%
$10,000	New Jersey Economic Development Authority, (New Jersey Natural Gas Co.), (FGIC), (AMT), 4.90%, 10/1/40	$10,228,300
		$10,228,300
Insured-General Obligations — 14.4%
$4,250	Bordentown Regional School District Board of Education, (MBIA), 4.25%, 1/15/33	$4,085,057
1,325	Colts Neck Township Board of Education, (FSA), 5.00%, 2/1/23	1,444,356
1,650	Colts Neck Township Board of Education, (FSA), 5.00%, 2/1/27	1,787,197
1,250	Egg Harbor Township School District, (FSA), 3.50%, 4/1/28	1,098,387

Principal Amount (000's omitted)	Security	Value
Insured-General Obligations (continued)
$1,732	Elmwood Park Board Education, (FSA), 4.50%, 8/1/29	$1,740,643
1,000	High Bridge Board of Education, (FSA), 5.00%, 2/15/26	1,130,220
650	Hudson County, Improvements Authority, (CIFG), 4.25%, 9/1/28	629,869
3,050	Hudson County, Improvements Authority, (MBIA), 0.00%, 12/15/35	825,055
3,100	Hudson County, Improvements Authority, (MBIA), 0.00%, 12/15/36	801,474
2,000	Hudson County, Improvements Authority, (MBIA), 0.00%, 12/15/37	492,700
5,350	Irvington Township, (FSA), 0.00%, 7/15/22	2,780,342
5,350	Irvington Township, (FSA), 0.00%, 7/15/23	2,656,489
11,735	Jackson Township, School District, (MBIA), 2.50%, 6/15/27	8,840,680
1,300	Monroe Township Board of Education Middlesex County, (MBIA), 4.50%, 4/1/33	1,300,416
1,595	Monroe Township Board of Education Middlesex County, (MBIA), 4.625%, 4/1/34	1,610,344
1,000	Monroe Township Board of Education Middlesex County, (MBIA), 4.75%, 4/1/36	1,026,490
4,000	Old Bridge Township Board of Education, (MBIA), 4.375%, 7/15/32	3,951,480
2,350	Sparta Township School District, (FSA), 4.30%,2/15/32	2,297,407
2,000	Sparta Township School District, (FSA), 4.30%, 2/15/34	1,954,600
3,500	Sparta Township School District, (FSA), 4.30%, 2/15/35	3,419,045
		$43,872,251
Insured-Hospital — 8.5%
$4,250	New Jersey Economic Development Authority, (Hillcrest Health Services), (AMBAC), 0.00%, 1/1/19	$2,583,830
3,000	New Jersey Economic Development Authority, (Hillcrest Health Services), (AMBAC), 0.00%, 1/1/21	1,668,600
10,970	New Jersey Economic Development Authority, (St. Barnabas Medical Center), (MBIA), 0.00%, 7/1/26	4,711,944
5,200	New Jersey Health Care Facilities Financing Authority, (Central State Medical Center), (AGC), 4.50%, 7/1/37	5,085,964
6,000	New Jersey Health Care Facilities Financing Authority, (St. Barnabas Medical Center), (MBIA), 0.00%, 7/1/23	2,984,160
8,670	New Jersey Health Care Facilities Financing Authority, (St. Barnabas Medical Center), (MBIA), 4.75%, 7/1/28(1)	8,789,819
		$25,824,317

See notes to financial statements

Eaton Vance New Jersey Municipals Fund as of January 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Lease Revenue / Certificates of Participation — 1.3%
$1,760	Gloucester County, Improvements Authority, (MBIA), 4.75%, 9/1/30	$1,805,478
1,935	University of New Jersey Medicine and Dentistry, Certificates of Participation, (MBIA), 5.00%, 6/15/36	2,025,306
		$3,830,784
Insured-Special Tax Revenue — 4.9%
$10,620	Garden Preservation Trust and Open Space and Farmland, (FSA), 0.00%, 11/1/24	$4,964,744
2,000	New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (MBIA), 5.25%, 7/1/26	2,286,920
7,560	Puerto Rico Convention Center Authority, (CIFG), 4.50%, 7/1/36(1)	7,574,137
		$14,825,801
Insured-Transportation — 11.7%
$1,675	Delaware River Port Authority, (FSA), 5.20%, 1/1/25	$1,753,960
3,250	Delaware River Port Authority, (FSA), 5.20%, 1/1/27	3,400,248
5,500	Delaware River Port Authority, (FSA), 5.75%, 1/1/26	5,774,670
2,400	New Jersey Turnpike Authority, (FSA), 5.25%, 1/1/30	2,778,144
325	New Jersey Turnpike Authority, (MBIA), 6.50%, 1/1/16	375,057
5,000	New Jersey Turnpike Authority, RITES, (MBIA), Variable Rate, 9.316%, 1/1/16(4)	6,553,800
1,500	Newark Housing Authority, (Newark Marine Terminal), (MBIA), 5.00%, 1/1/25	1,569,045
2,500	Newark, Housing Authority, (Newark Marine Terminal), (MBIA), 5.00%, 1/1/37	2,607,450
2,100	Puerto Rico Highway and Transportation Authority, (AGC), 5.00%, 7/1/45	2,197,524
3,000	Puerto Rico Highway and Transportation Authority, (XLCA), 5.50%, 7/1/36	3,336,420
4,200	South Jersey Transportation Authority, (FGIC), 4.50%, 11/1/35	4,201,260
1,100	South Jersey, Transportation Authority, (FGIC), 5.00%, 11/1/33	1,155,033
		$35,702,611
Insured-Water and Sewer — 3.2%
$1,830	Middlesex County Utilities Authority, (MBIA), 6.25%, 8/15/10	$1,910,227
13,840	North Hudson Sewer Authority, (MBIA), 0.00%, 8/1/25	6,220,250
1,470	Ocean County Utilities Authority, (MBIA), 5.25%, 1/1/22	1,652,809
		$9,783,286

Principal Amount (000's omitted)	Security	Value
Lease Revenue / Certificates of Participation — 3.3%
$720	Atlantic City, Public Facilities Lease Agreement, 8.875%, 1/15/14	$923,897
785	Atlantic City, Public Facilities Lease Agreement, 8.875%, 1/15/15	1,031,176
2,591	New Jersey Building Authority, (Garden State Savings Bonds), 0.00%, 6/15/10	2,279,095
1,650	New Jersey Economic Development Authority, (Economic Recovery), Contract Lease, 0.00%, 9/15/09	1,496,072
5,500	New Jersey Economic Development Authority, (Economic Recovery), Contract Lease, 0.00%, 3/15/13	4,323,550
		$10,053,790
Other Revenue — 5.7%
$16,000	Children's Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$1,099,040
13,600	Children's Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	491,096
6,000	Puerto Rico Infrastructure Financing Authority, 5.50%, 10/1/34(1)	6,399,060
12,800	Tobacco Settlement Financing Corp., 0.00%, 6/1/41	1,890,688
4,150	Tobacco Settlement Financing Corp., 4.75%, 6/1/34	3,981,095
3,600	Tobacco Settlement Financing Corp., 5.00%, 6/1/29	3,613,032
		$17,474,011
Pooled Loans — 0.4%
$1,315	New Jersey Environmental Infrastructure Trust, (AMT), 4.375%, 9/1/23	$1,289,108
		$1,289,108
Senior Living / Life Care — 2.9%
$2,650	New Jersey Economic Development Authority, (Fellowship Village), 5.50%, 1/1/18	$2,696,561
2,115	New Jersey Economic Development Authority, (Fellowship Village), 5.50%, 1/1/25	2,145,858
3,390	New Jersey Economic Development Authority, (Forsgate), (AMT), 8.625%, 6/1/25	2,328,862
1,575	New Jersey Economic Development Authority, (Seabrook Village), 5.25%, 11/15/36	1,581,458
		$8,752,739
Special Tax Revenue — 2.5%
$7,000	New Jersey Economic Development Authority, (Cigarette Tax), 5.75%, 6/15/34(1)	$7,483,665
		$7,483,665

See notes to financial statements

Eaton Vance New Jersey Municipals Fund as of January 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Transportation — 7.5%
$19,000	Port Authority of New York and New Jersey, 6.125%, 6/1/94(5)	$22,931,290
		$22,931,290
Water and Sewer — 1.8%
$5,440	New Jersey Economic Development Authority, (Atlantic City Sewer), (AMT), 5.45%, 4/1/28	$5,606,954
		$5,606,954
Total Tax-Exempt Investments — 109.9% (identified cost $312,987,441)		$334,116,297
Other Assets, Less Liabilities — (9.9)%		$(29,964,646)
Net Assets — 100.0%		$304,151,651

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CDC IXIS Financial Guaranty North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 2007, 52.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.0% to 23.4% of total investments.

(1)  Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.

(2)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2007, the aggregate value of the securities is $723,280 or 0.2% of the net assets.

(3)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at January 31, 2007.

(4)  Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at January 31, 2007.

(5)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

See notes to financial statements

Eaton Vance Pennsylvania Municipals Fund as of January 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 114.2%
Principal Amount (000's omitted)	Security	Value
Cogeneration — 2.9%
$1,755	Carbon County, Industrial Development Authority, (Panther Creek Partners), (AMT), 6.65%, 5/1/10	$1,830,114
5,000	Pennsylvania Economic Development Financing Authority, (Northampton Generating), (AMT), 6.50%, 1/1/13	5,082,000
1,000	Pennsylvania Economic Development Financing Authority, (Northampton Generating), (AMT), 6.60%, 1/1/19	1,010,760
		$7,922,874
Education — 2.3%
$6,050	Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania), 4.75%, 7/15/35	$6,170,213
		$6,170,213
Electric Utilities — 0.9%
$2,250	York County, Industrial Development Authority, Pollution Control, (Public Service Enterprise Group, Inc.), 5.50%, 9/1/20	$2,376,225
		$2,376,225
Escrowed / Prerefunded — 4.4%
$2,000	Allegheny County, Industrial Development Authority, (Residential Resources, Inc.), Prerefunded to 9/1/11, 6.50%, 9/1/21	$2,219,340
675	Allegheny County, Industrial Development Authority, (Residential Resources, Inc.), Prerefunded to 9/1/11, 6.60%, 9/1/31	751,714
3,500	Chester County, Health and Educational Facility Authority, (Devereux Foundation), Prerefunded to 11/1/09, 6.00%, 11/1/29	3,733,905
1,835	Grove City, Area Hospital Authority, (Grove Manor), Prerefunded to 8/15/08, 6.625%, 8/15/29	1,918,401
2,500	Lancaster County, Hospital Authority, Prerefunded to 9/15/13, 5.50%, 3/15/26	2,745,875
500	Montgomery County, Higher Education and Health Authority, (Faulkeways at Gwynedd), Prerefunded to 11/15/09, 6.75%, 11/15/24	543,910
		$11,913,145
General Obligations — 0.4%
$1,000	Radnor Township, 5.125%, 7/15/34	$1,056,570
		$1,056,570

Principal Amount (000's omitted)	Security	Value
Hospital — 9.8%
$3,060	Hazelton, Health Services Authority, (Hazelton General Hospital), 5.50%, 7/1/27	$3,008,286
3,250	Lancaster County, Hospital Authority, (Lancaster General Hospital), 4.50%, 3/15/36	3,183,667
2,150	Lebanon County, Health Facility Authority, (Good Samaritan Hospital), 6.00%, 11/15/35	2,330,342
5,000	Lehigh County, General Purpose Authority, (Lehigh Valley Health Network), 5.25%, 7/1/32	5,257,200
2,000	Monroe County, Hospital Authority, (Pocono Medical Center), 6.00%, 1/1/43	2,146,800
1,110	Montgomery County, Higher Education and Health Authority, (Catholic Health East), 5.375%, 11/15/34	1,176,134
4,100	Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), 6.00%, 1/15/31	4,425,950
2,850	St. Mary Hospital Authority, (Catholic Health East), 5.375%, 11/15/34	3,034,281
1,885	Washington County, Hospital Authority, (Monongahela Hospital), 5.50%, 6/1/17	1,995,329
		$26,557,989
Housing — 5.2%
$4,000	Pennsylvania Housing Finance Agency, (AMT), 4.70%, 10/1/37	$3,970,840
3,995	Pennsylvania Housing Finance Agency, (AMT), 4.875%, 4/1/26	4,070,226
5,960	Pennsylvania Housing Finance Agency, (AMT), 4.90%, 10/1/37	6,035,632
		$14,076,698
Industrial Development Revenue — 1.3%
$500	Erie, Industrial Development Authority, (International Paper), (AMT), 5.85%, 12/1/20	$514,875
1,500	New Morgan Industrial Development Authority, (Browning-Ferris Industries, Inc.), (AMT), 6.50%, 4/1/19	1,499,850
1,500	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal, (Waste Management, Inc.), (AMT), 5.10%, 10/1/27	1,556,790
		$3,571,515
Insured-Education — 7.1%
$1,000	Chester County, Industrial Development Authority Educational Facility, (Westtown School), (AMBAC), 5.00%, 1/1/31	$1,035,620
1,350	Lycoming County Authority, (Pennsylvania College of Technology), (AMBAC), 5.25%, 5/1/32(1)	1,421,928

See notes to financial statements

Eaton Vance Pennsylvania Municipals Fund as of January 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Education (continued)
$3,465	Pennsylvania Higher Education Facilities Authority, (Thomas Jefferson University), (AMBAC), 4.25%, 9/1/31	$3,334,369
5,750	Pennsylvania Higher Educational Facilities Authority, (Temple University), (MBIA), 4.50%, 4/1/36	5,726,540
3,730	Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania), (MBIA), 4.50%, 6/15/36	3,714,744
2,500	Pennsylvania Higher Educational Facilties Authority, (MBIA), 5.00%, 6/15/23	2,664,500
1,320	Pennsylvania Higher Educational Facilties Authority, (University of the Science in Philadelphia), (XLCA), 4.75%, 11/1/33	1,349,304
		$19,247,005
Insured-Electric Utilities — 5.1%
$8,490	Lehigh County Industrial Development Authority, Pollution Control, (FGIC), 4.75%, 2/15/27(2)	$8,657,564
5,000	Puerto Rico Electric Power Authority, (FSA), Variable Rate, 5.25%, 7/1/29(2)	5,247,536
		$13,905,100
Insured-Escrowed / Prerefunded — 11.7%
$2,540	Allegheny County, Sanitation Authority, (MBIA), Prerefunded to 12/1/10, 5.50%, 12/1/30	$2,712,187
2,500	Erie, School District, (MBIA), Escrowed to Maturity, 0.00%, 5/1/19	1,497,075
2,625	Erie, School District, (MBIA), Escrowed to Maturity, 0.00%, 5/1/20	1,501,631
2,625	Erie, School District, (MBIA), Escrowed to Maturity, 0.00%, 5/1/21	1,431,649
3,625	Erie, School District, (MBIA), Escrowed to Maturity, 0.00%, 5/1/22	1,889,024
1,750	Lower Moreland, Township Authority, Sewer Revenue, (FSA), Prerefunded to 8/1/09, 5.00%, 8/1/29	1,803,218
2,320	McKeesport Area, School District, (AMBAC), Escrowed to Maturity, 0.00%, 10/1/25	1,029,570
1,365	Pennsylvania Turnpike Commission, (AMBAC), Escrowed to Maturity, 4.75%, 12/1/27	1,379,005
5,500	Philadelphia, Gas Works Revenue, (FSA), Prerefunded to 7/1/08, 5.00%, 7/1/28	5,601,035
1,000	Philadelphia, School District, (FSA), Prerefunded to 2/1/12, 5.50%, 2/1/31	1,078,410
4,000	Spring Ford, Area School District, (FGIC), Prerefunded to 3/1/09, 4.75%, 3/1/25	4,082,160
5,400	Westmoreland, Municipal Authority, (FGIC), Escrowed to Maturity, 0.00%, 8/15/20	3,051,702

Principal Amount (000's omitted)	Security	Value
Insured-Escrowed / Prerefunded (continued)
$5,780	Westmoreland, Municipal Authority, (FGIC), Escrowed to Maturity, 0.00%, 8/15/20	$3,061,261
2,610	Westmoreland, Municipal Authority, (FGIC), Escrowed to Maturity, 0.00%, 8/15/19	1,452,335
		$31,570,262
Insured-General Obligations — 16.4%
$2,170	Elizabeth Forward, School District, (MBIA), 0.00%, 9/1/20	$1,211,077
2,170	Elizabeth Forward, School District, (MBIA), 0.00%, 9/1/21	1,156,870
2,170	Elizabeth Forward, School District, (MBIA), 0.00%, 9/1/22	1,104,660
2,170	Elizabeth Forward, School District, (MBIA), 0.00%, 9/1/23	1,054,403
1,075	Greater Nanticoke, Area School District, (MBIA), 0.00%, 10/15/28	415,746
1,075	Greater Nanticoke, Area School District, (MBIA), 0.00%, 10/15/29	397,062
2,365	Harrisburg, (AMBAC), 0.00%, 3/15/17	1,546,332
5,175	Hazelton, School District, (FGIC), 0.00%, 3/1/21	2,819,081
1,000	Hopewell, School District, (FSA), 0.00%, 9/1/22	509,060
2,000	Hopewell, School District, (FSA), 0.00%, 9/1/26	839,880
1,315	Lake Lehman, School District, (MBIA), 0.00%, 4/1/26	562,504
1,430	Mars Area, School District, (MBIA), Escrowed to Maturity, 0.00%, 3/1/14	1,082,667
1,100	McKeesport, Area School District, (AMBAC), 0.00%, 10/1/25	481,074
2,340	McKeesport, Area School District, (AMBAC), 0.00%, 10/1/27	930,946
1,000	Norristown, Area School District, (FGIC), 4.375%, 9/1/33	978,420
5,400	Northampton County, (FSA), 5.25%, 10/1/30	5,708,070
2,490	Pennsbury, School District, (FSA), 4.50%, 1/15/21	2,544,830
2,530	Philadelphia, (FSA), 5.00%, 3/15/28	2,591,403
3,355	Philadelphia, (FSA), 5.25%, 9/15/25	3,507,585
7,000	Philadelphia, School District, (FGIC), 5.125%, 6/1/34	7,367,640
3,300	Puerto Rico, (FSA), Variable Rate, 5.92%, 7/1/27(3)(4)	3,824,799
1,500	Puerto Rico, (MBIA), 5.50%, 7/24/20(2)	1,719,190
655	Rochester, Area School District, (AMBAC), 0.00%, 5/1/10	576,531
1,335	Whitehall Coplay, School District, (XLCA), 4.50%, 12/15/26	1,339,499
		$44,269,329

See notes to financial statements

Eaton Vance Pennsylvania Municipals Fund as of January 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Hospital — 3.5%
$3,750	Allegheny County, Hospital Authority, (Magee-Women's Hospital), (FGIC), 0.00%, 10/1/15	$2,628,375
4,000	Pennsylvania Higher Educational Facilties Authority, (UPMC Health System), (FSA), 5.00%, 8/1/29	4,110,760
1,250	Sharon, Health System Authority, (Sharon Regional Health), (MBIA), 5.00%, 12/1/28	1,281,438
1,310	Washington County, Hospital Authority, (Washington Hospital), (AMBAC), 5.50%, 7/1/17	1,460,047
		$9,480,620
Insured-Industrial Development Revenue — 1.5%
$4,000	York County, Industrial Development Authority, (York Water Co.), (FGIC), (AMT), 4.75%, 10/1/36	$4,012,080
		$4,012,080
Insured-Lease Revenue / Certificates of Participation — 7.7%
$1,500	Puerto Rico Public Finance Corp., (AMBAC), 5.125%, 12/1/19(2)	$1,660,735
3,825	State Public School Building Authority, (Daniel Boone Area School District), (FSA), 4.50%, 4/1/25	3,841,830
9,505	State Public School Building Authority, (FSA), 5.50%, 6/1/28(2)	11,108,646
3,500	State Public School Building Authority, (School District Philadelphia), (FSA), 4.50%, 6/1/36	3,457,650
2,150	State Public School Building Authority, (Wattsburg Area School District), (MBIA), 0.00%, 5/15/27	871,610
		$20,940,471
Insured-Special Tax Revenue — 0.2%
$635	Pennsylvania Turnpike Commission, Franchise Tax Revenue, (AMBAC), 4.75%, 12/1/27	$639,559
		$639,559
Insured-Transportation — 14.5%
$5,000	Allegheny County, Airport Authority, (MBIA), (AMT), 5.00%, 1/1/22	$5,308,500
1,600	Allegheny County, Port Authority, (FGIC), 5.00%, 3/1/29	1,657,616
2,400	Pennsylvania Turnpike Commission, (FSA), 5.25%, 1/15/27(2)	2,763,336
6,030	Pennsylvania Turnpike Commission, (FSA), 5.25%, 7/15/29(2)	6,978,288
5,000	Pennsylvania Turnpike Commission, (FSA), 5.25%, 7/15/30	5,798,900

Principal Amount (000's omitted)	Security	Value
Insured-Transportation (continued)
$7,950	Philadelphia Airport Revenue, (MBIA), 4.75%, 6/15/35	$8,026,161
1,575	Puerto Rico Highway and Transportation Authority, (AGC), 5.00%, 7/1/45	1,648,143
6,000	Puerto Rico Highway and Transportation Authority, (CIFG), 5.25%, 7/1/41(2)	6,964,860
		$39,145,804
Insured-Utilities — 3.3%
$8,100	Philadelphia, Gas Works Revenue, (FSA), 5.375%, 7/1/17(2)	$8,964,513
		$8,964,513
Insured-Water and Sewer — 7.6%
$460	Allegheny County, Sanitation Authority, (MBIA), 5.50%, 12/1/30	$488,727
5,670	Delaware County, Industrial Development Authority, (Aqua Pennsylvania, Inc.), (FGIC), (AMT), 5.00%, 2/1/35	5,897,367
1,000	East Norriton and Plymouth, Joint Sewer Authority, (MBIA), 4.50%, 12/1/25	1,003,930
1,000	Harrisburg, Authority Water Revenue, (FSA), 5.00%, 7/15/29	1,039,120
7,500	Philadelphia Water and Wastewater, (FGIC), 5.00%, 11/1/31(2)	7,787,675
3,000	Pittsburgh, Water and Sewer Authority, (AMBAC), 5.125%, 12/1/27	3,137,040
2,235	Westmoreland, Municipal Authority, (FGIC), 0.00%, 8/15/19	1,272,944
		$20,626,803
Insured-Water Revenue — 1.5%
$4,000	Chester County, Industrial Development Authority, (Aqua Pennsylvania, Inc.), (FGIC), (AMT), 5.00%, 2/1/40	$4,159,640
		$4,159,640
Nursing Home — 2.3%
$2,000	Allegheny County, Housing Development Authority, (Villa St. Joseph), 6.00%, 8/15/28	$2,017,660
2,985	Montgomery, Industrial Development Authority, (Advancement of Geriatric Health Care Institute), 8.375%, 7/1/23	2,989,686
1,250	Westmoreland County, Industrial Development Authority, (Highland Health Systems, Inc.), 9.25%, 6/1/22	1,253,113
		$6,260,459

See notes to financial statements

Eaton Vance Pennsylvania Municipals Fund as of January 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Senior Living / Life Care — 3.5%
$1,210	Bucks County, Industrial Development Authority, (Pennswood), 6.00%, 10/1/27	$1,301,355
2,500	Cliff House Trust (AMT), 6.625%, 6/1/27	1,777,950
1,700	Crawford County, Hospital Authority, (Wesbury United Methodist Community), 6.25%, 8/15/29	1,751,680
1,835	Lancaster County, Hospital Authority, (Willow Valley Retirement Communities), 5.875%, 6/1/31	1,938,072
600	Montgomery County, Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/24	618,240
900	Montgomery County, Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/30	924,606
1,100	Philadelphia, Higher Educational Facilities Authority, (The Philadelphia Protestant Home), 6.50%, 7/1/27	1,104,081
		$9,415,984
Transportation — 1.1%
$1,000	Delaware River Joint Toll Bridge Commission, 5.00%, 7/1/28	$1,036,300
1,000	Erie, Municipal Airport Authority, (AMT), 5.875%, 7/1/16	1,007,540
750	Pennsylvania Economic Development Financing Authority, (Amtrak), (AMT), 6.25%, 11/1/31	801,750
		$2,845,590
Total Tax-Exempt Investments — 114.2% (identified cost $292,497,087)		$309,128,448
Other Assets, Less Liabilities — (14.2)%		$(38,358,554)
Net Assets — 100.0%		$270,769,894

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CDC IXIS Financial Guaranty North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 2007, 70.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from .5% to 26.3% of total investments.

(1)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(2)  Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.

(3)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at January 31, 2007.

(4)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2007, the aggregate value of the securities is $3,824,799 or 1.4% of the net assets.

See notes to financial statements

Eaton Vance Municipals Funds as of January 31, 2007

FINANCIAL STATEMENTS (Unaudited)

Statements of Assets and Liabilities

As of January 31, 2007

	Arizona Fund	Colorado Fund	Connecticut Fund	Michigan Fund
Assets
Investments —
Identified cost	$90,590,449	$36,805,360	$135,761,507	$63,293,189
Unrealized appreciation	5,465,792	2,035,451	7,385,406	4,963,668
Investments, at value	$96,056,241	$38,840,811	$143,146,913	$68,256,857
Cash	$1,024,432	$673,118	$296,836	$260,607
Receivable for investments sold	—	—	49,052	623,150
Receivable for Fund shares sold	152,392	437,983	35,131	193,710
Interest receivable	649,579	392,752	1,397,956	795,276
Receivable for open swap contracts	—	9,270	34,503	15,964
Total assets	$97,882,644	$40,353,934	$144,960,391	$70,145,564
Liabilities
Payable for floating rate notes issued	$5,910,000	$800,000	$8,770,000	$4,250,000
Interest expense and fees payable	34,883	5,095	33,695	19,947
Payable for Fund shares redeemed	117,762	49,418	93,616	47,723
Payable for daily variation margin on open financial futures contracts	43,750	34,375	78,312	42,578
Dividends payable	139,108	45,724	197,589	101,661
Payable for open swap contracts	33,104	—	—	—
Payable to affiliate for investment advisory fees	27,224	7,115	43,406	16,770
Payable to affiliate for distribution and service fees	24,537	10,566	38,172	15,468
Accrued expenses	38,277	29,403	57,290	42,733
Total liabilities	$6,368,645	$981,696	$9,312,080	$4,536,880
Net Assets	$91,513,999	$39,372,238	$135,648,311	$65,608,684
Sources of Net Assets
Paid-in capital	$88,802,859	$37,649,563	$129,121,875	$60,644,818
Accumulated net realized loss (computed on the basis of identified cost)	(3,316,570)	(537,347)	(1,090,873)	(315,797)
Undistributed (distributions in excess of) net investment income	54,200	6,762	(203,408)	52,268
Net unrealized appreciation (computed on the basis of identified cost)	5,973,510	2,253,260	7,820,717	5,227,395
Total	$91,513,999	$39,372,238	$135,648,311	$65,608,684
Class A Shares
Net Assets	$77,986,952	$33,178,654	$112,301,444	$58,559,467
Shares Outstanding	7,926,663	3,354,753	10,524,978	6,059,251
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.84	$9.89	$10.67	$9.66
Maximum Offering Price Per Share (100 ÷ 95.25 of net asset value per share)	$10.33	$10.38	$11.20	$10.14
Class B Shares
Net Assets	$10,753,248	$6,193,584	$21,284,479	$5,417,265
Shares Outstanding	983,145	575,422	2,004,810	558,680
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.94	$10.76	$10.62	$9.70
Class C Shares
Net Assets	$2,773,799	$—	$2,062,388	$1,631,952
Shares Outstanding	253,587	—	194,123	168,824
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.94	$—	$10.62	$9.67

On sales of $25,000 or more, the offering price of Class A shares is reduced.

See notes to financial statements

Eaton Vance Municipals Funds as of January 31, 2007

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Assets and Liabilities

As of January 31, 2007

	Minnesota Fund	New Jersey Fund	Pennsylvania Fund
Assets
Investments —
Identified cost	$56,446,241	$312,987,441	$292,497,087
Unrealized appreciation	2,871,387	21,128,856	16,631,361
Investments, at value	$59,317,628	$334,116,297	$309,128,448
Cash	$161,961	$—	$—
Receivable for investments sold	494,789	674,524	186,220
Receivable for Fund shares sold	424,981	368,004	780,513
Interest receivable	743,696	2,230,886	2,751,070
Receivable for open swap contracts	—	144,487	—
Total assets	$61,143,055	$337,534,198	$312,846,251
Liabilities
Payable for floating rate notes issued	$2,900,000	$29,766,667	$38,615,000
Interest expense and fees payable	16,824	166,029	256,219
Payable for investments purchased	—	526,087	—
Payable for when-issued securities	2,009,540	—	—
Payable for Fund shares redeemed	26,564	1,111,038	194,854
Payable for daily variation margin on open financial futures contracts	18,750	271,875	156,250
Demand note payable	—	800,000	1,300,000
Dividends payable	72,027	410,194	384,309
Payable for open swap contracts	24,678	—	822,592
Due to custodian	—	38,986	91,473
Payable to affiliate for investment advisory fees	12,836	108,053	94,937
Payable to affiliate for distribution and service fees	16,138	95,450	78,320
Accrued expenses	42,351	88,168	82,403
Total liabilities	$5,139,708	$33,382,547	$42,076,357
Net Assets	$56,003,347	$304,151,651	$270,769,894
Sources of Net Assets
Paid-in capital	$54,280,923	$282,416,309	$264,802,536
Accumulated net realized loss (computed on the basis of identified cost)	(1,251,979)	(2,117,164)	(10,249,979)
Undistributed (distributions in excess of) net investment income	3,112	839,528	(555,381)
Net unrealized appreciation (computed on the basis of identified cost)	2,971,291	23,012,978	16,772,718
Total	$56,003,347	$304,151,651	$270,769,894
Class A Shares
Net Assets	$44,960,099	$235,566,843	$219,221,146
Shares Outstanding	4,783,600	22,003,803	21,638,697
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.40	$10.71	$10.13
Maximum Offering Price Per Share (100 ÷ 95.25 of net asset value per share)	$9.87	$11.24	$10.64
Class B Shares
Net Assets	$8,948,743	$55,045,447	$40,233,230
Shares Outstanding	884,913	4,926,868	3,838,954
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.11	$11.17	$10.48
Class C Shares
Net Assets	$2,094,505	$13,539,361	$11,315,518
Shares Outstanding	207,006	1,212,470	1,079,207
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.12	$11.17	$10.49

On sales of $25,000 or more, the offering price of Class A shares is reduced.

See notes to financial statements

Eaton Vance Municipals Funds as of January 31, 2007

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Operations

For the Six Months Ended January 31, 2007

	Arizona Fund	Colorado Fund	Connecticut Fund	Michigan Fund
Investment Income
Interest	$2,492,637	$895,222	$3,399,819	$1,641,523
Total investment income	$2,492,637	$895,222	$3,399,819	$1,641,523
Expenses
Investment adviser fee	$160,197	$40,069	$252,530	$96,391
Trustees' fees and expenses	3,364	857	4,355	3,395
Distribution and service fees
Class A	76,764	30,352	110,024	56,658
Class B	58,315	30,717	110,660	17,799
Class C	10,264	—	5,675	3,482
Legal and accounting services	16,058	16,875	23,790	17,965
Printing and postage	2,506	1,283	4,975	3,257
Custodian fee	33,671	18,189	48,370	31,517
Interest expense and fees	126,607	15,194	167,293	82,340
Transfer and dividend disbursing agent fees	16,008	7,699	30,488	19,912
Registration fees	2,320	—	3,809	2,870
Miscellaneous	9,797	5,597	13,081	7,131
Total expenses	$515,871	$166,832	$775,050	$342,717
Deduct — Reduction of custodian fee	$18,466	$10,105	$11,888	$5,723
Total expense reductions	$18,466	$10,105	$11,888	$5,723
Net expenses	$497,405	$156,727	$763,162	$336,994
Net investment income	$1,995,232	$738,495	$2,636,657	$1,304,529
Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions (identified cost basis)	$102,937	$85,514	$88,596	$86,076
Financial futures contracts	(795,346)	(395,665)	(681,745)	(432,721)
Net realized loss	$(692,409)	$(310,151)	$(593,149)	$(346,645)
Change in unrealized appreciation (depreciation) —
Investments (identified cost basis)	$1,117,411	$518,628	$1,632,194	$940,720
Financial futures contracts	517,729	315,456	596,846	371,062
Interest rate swap contracts	(33,104)	9,270	34,503	15,964
Net change in unrealized appreciation (depreciation)	$1,602,036	$843,354	$2,263,543	$1,327,746
Net realized and unrealized gain	$909,627	$533,203	$1,670,394	$981,101
Net increase in net assets from operations	$2,904,859	$1,271,698	$4,307,051	$2,285,630

See notes to financial statements

Eaton Vance Municipals Funds as of January 31, 2007

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Operations

For the Six Months Ended January 31, 2007

	Minnesota Fund	New Jersey Fund	Pennsylvania Fund
Investment Income
Interest	$1,339,785	$8,366,452	$7,145,244
Total investment income	$1,339,785	$8,366,452	$7,145,244
Expenses
Investment adviser fee	$68,282	$608,599	$532,415
Trustees' fees and expenses	856	7,726	4,173
Distribution and service fees —
Class A	39,410	215,502	208,426
Class B	46,310	280,593	198,079
Class C	6,626	37,327	34,912
Legal and accounting services	19,355	32,478	41,660
Printing and postage	1,893	9,478	9,941
Custodian fee	24,275	86,814	77,299
Interest expense and fees	56,483	576,056	643,504
Transfer and dividend disbursing agent fees	14,360	69,478	73,684
Registration fees	10,115	1,831	5,352
Miscellaneous	6,318	26,648	19,816
Total expenses	$294,283	$1,952,530	$1,849,261
Deduct — Reduction of custodian fee	$14,512	$32,312	$39,543
Total expense reductions	$14,512	$32,312	$39,543
Net expenses	$279,771	$1,920,218	$1,809,718
Net investment income	$1,060,014	$6,446,234	$5,335,526
Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions (identified cost basis)	$(1,489)	$2,649,192	$845,724
Financial futures contracts	(312,393)	(3,926,061)	(650,953)
Net realized gain (loss)	$(313,882)	$(1,276,869)	$194,771
Change in unrealized appreciation (depreciation) —
Investments (identified cost basis)	$672,235	$4,618,041	$4,142,596
Financial futures contracts	211,904	2,739,344	971,454
Interest rate swap contracts	(24,678)	144,487	(467,717)
Net change in unrealized appreciation (depreciation)	$859,461	$7,501,872	$4,646,333
Net realized and unrealized gain	$545,579	$6,225,003	$4,841,104
Net increase in net assets from operations	$1,605,593	$12,671,237	$10,176,630

See notes to financial statements

Eaton Vance Municipals Funds as of January 31, 2007

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Changes in Net Assets

For the Six Months Ended January 31, 2007

Increase (Decrease) in Net Assets	Arizona Fund	Colorado Fund	Connecticut Fund	Michigan Fund
From operations —
Net investment income	$1,995,232	$738,495	$2,636,657	$1,304,529
Net realized loss from investment transactions, financial futures contracts and interest rate swaps	(692,409)	(310,151)	(593,149)	(346,645)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and interest rate swap contracts	1,602,036	843,354	2,263,543	1,327,746
Net increase in net assets from operations	$2,904,859	$1,271,698	$4,307,051	$2,285,630
Distributions to shareholders —
From net investment income
Class A	$(1,670,276)	$(627,494)	$(2,244,722)	$(1,184,643)
Class B	(221,860)	(109,836)	(388,918)	(107,412)
Class C	(38,264)	—	(19,278)	(12,130)
Total distributions to shareholders	$(1,930,400)	$(737,330)	$(2,652,918)	$(1,304,185)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$8,734,739	$7,086,304	$9,184,831	$6,413,428
Class B	186,968	53,161	465,578	126,145
Class C	1,987,799	—	1,863,633	1,482,303
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	946,864	424,878	1,241,998	661,695
Class B	98,252	64,914	207,551	48,868
Class C	28,710	—	6,174	9,514
Cost of shares redeemed
Class A	(5,771,475)	(2,058,079)	(5,566,895)	(3,579,132)
Class B	(1,467,146)	(320,988)	(1,869,142)	(918,219)
Class C	(247,434)	—	(14,287)	(1,286)
Net asset value of shares exchanged
Class A	1,176,826	277,693	2,025,537	609,612
Class B	(1,176,826)	(277,693)	(2,025,537)	(609,612)
Contingent deferred sales charges
Class B	—	—	—	7,055
Net increase in net assets from Fund share transactions	$4,497,277	$5,250,190	$5,519,441	$4,250,371
Net increase in net assets	$5,471,736	$5,784,558	$7,173,574	$5,231,816
Net Assets
At beginning of period	$86,042,263	$33,587,680	$128,474,737	$60,376,868
At end of period	$91,513,999	$39,372,238	$135,648,311	$65,608,684
Undistributed (distributions in excess of) net investment income included in net assets
At end of period	$54,200	$6,762	$(203,408)	$52,268

See notes to financial statements

Eaton Vance Municipals Funds as of January 31, 2007

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Changes in Net Assets

For the Six Months Ended January 31, 2007

Increase (Decrease) in Net Assets	Minnesota Fund	New Jersey Fund	Pennsylvania Fund
From operations —
Net investment income	$1,060,014	$6,446,234	$5,335,526
Net realized gain (loss) from investment transactions, financial futures contracts and interest rate swaps	(313,882)	(1,276,869)	194,771
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and interest rate swap contracts	859,461	7,501,872	4,646,333
Net increase in net assets from operations	$1,605,593	$12,671,237	$10,176,630
Distributions to shareholders —
From net investment income
Class A	$(856,653)	$(4,610,772)	$(4,631,337)
Class B	(176,416)	(1,055,569)	(769,517)
Class C	(24,966)	(136,120)	(133,658)
Total distributions to shareholders	$(1,058,035)	$(5,802,461)	$(5,534,512)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$10,559,314	$45,437,804	$40,546,807
Class B	235,440	1,989,365	1,545,540
Class C	1,150,477	10,020,225	8,219,851
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	548,901	2,857,453	2,782,607
Class B	103,283	610,502	419,894
Class C	16,502	63,002	84,346
Cost of shares redeemed
Class A	(2,017,629)	(11,940,984)	(18,075,572)
Class B	(669,336)	(4,441,578)	(2,534,527)
Class C	(69,302)	(276,805)	(80,532)
Net asset value of shares exchanged
Class A	787,661	4,744,419	2,326,273
Class B	(787,661)	(4,744,419)	(2,326,273)
Net increase in net assets from Fund share transactions	$9,857,650	$44,318,984	$32,908,414
Net increase in net assets	$10,405,208	$51,187,760	$37,550,532
Net Assets
At beginning of period	$45,598,139	$252,963,891	$233,219,362
At end of period	$56,003,347	$304,151,651	$270,769,894
Undistributed (distributions in excess of) net investment income included in net assets
At end of period	$3,112	$839,528	$(555,381)

See notes to financial statements

Eaton Vance Municipals Funds as of January 31, 2007

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Changes in Net Assets

For the Year Ended July 31, 2006

Increase (Decrease) in Net Assets	Arizona Fund	Colorado Fund	Connecticut Fund	Michigan Fund
From operations —
Net investment income	$3,392,267	$1,330,374	$5,156,186	$2,603,903
Net realized gain from investment transactions, financial futures contracts, interest rate swaps	1,194,044	763,601	1,942,003	1,580,883
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and interest rate swaps	(1,616,943)	(678,724)	(3,573,744)	(2,397,138)
Net increase in net assets from operations	$2,969,368	$1,415,251	$3,524,445	$1,787,648
Distributions to shareholders —
From net investment income
Class A	$(2,790,147)	$(1,012,397)	$(4,155,734)	$(2,261,453)
Class B	(541,057)	(267,816)	(940,688)	(268,393)
Class C	(6,978)	—	(777)	(654)
Total distributions to shareholders	$(3,338,182)	$(1,280,213)	$(5,097,199)	$(2,530,500)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$17,702,149	$5,873,930	$13,100,530	$6,745,456
Class B	488,577	303,417	781,568	534,377
Class C	989,503	—	206,500	141,000
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	1,811,067	695,009	2,229,150	1,313,317
Class B	348,262	157,500	505,475	128,756
Class C	2,400	—	458	654
Cost of shares redeemed
Class A	(7,163,184)	(2,884,062)	(14,619,719)	(8,431,285)
Class B	(3,299,219)	(1,071,470)	(5,325,713)	(1,294,456)
Class C	(679)	—	—	—
Net asset value of shares exchanged
Class A	1,422,492	1,180,939	2,213,984	1,089,408
Class B	(1,422,492)	(1,180,939)	(2,213,984)	(1,089,408)
Net increase (decrease) in net assets from Fund share transactions	$10,878,876	$3,074,324	$(3,121,751)	$(862,181)
Net increase (decrease) in net assets	$10,510,062	$3,209,362	$(4,694,505)	$(1,605,033)
Net Assets
At beginning of year	$75,532,201	$30,378,318	$133,169,242	$61,981,901
At end of year	$86,042,263	$33,587,680	$128,474,737	$60,376,868
Undistributed (distributions in excess of) net investment income included in net assets
At end of year	$(10,632)	$5,597	$(187,147)	$51,924

See notes to financial statements

Eaton Vance Municipals Funds as of January 31, 2007

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statements of Changes in Net Assets

For the Year Ended July 31, 2006

Increase (Decrease) in Net Assets	Minnesota Fund	New Jersey Fund	Pennsylvania Fund
From operations —
Net investment income	$1,918,747	$10,446,410	$9,714,384
Net realized gain from investment transactions, financial futures contracts, interest rate swaps	847,169	8,283,095	4,836,535
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and interest rate swaps	(1,059,159)	(9,522,655)	(4,379,953)
Net increase in net assets from operations	$1,706,757	$9,206,850	$10,170,966
Distributions to shareholders —
From net investment income
Class A	$(1,423,165)	$(7,863,903)	$(7,932,331)
Class B	(426,301)	(2,427,431)	(1,756,759)
Class C	(9,005)	(31,172)	(24,357)
Total distributions to shareholders	$(1,858,471)	$(10,322,506)	$(9,713,447)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$7,808,957	$23,709,817	$32,631,908
Class B	784,539	4,632,661	3,667,353
Class C	977,267	3,633,586	2,998,404
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	986,992	4,936,588	4,567,584
Class B	273,135	1,394,631	905,178
Class C	9,005	14,395	22,484
Cost of shares redeemed
Class A	(6,135,927)	(22,910,988)	(20,763,479)
Class B	(3,769,949)	(9,183,709)	(5,745,047)
Class C	—	—	(3,294)
Net asset value of shares exchanged
Class A	867,898	8,697,740	4,350,774
Class B	(867,898)	(8,697,740)	(4,350,774)
Net increase in net assets from Fund share transactions	$934,019	$6,226,981	$18,281,091
Net increase in net assets	$782,305	$5,111,325	$18,738,610
Net Assets
At beginning of year	$44,815,834	$247,852,566	$214,480,752
At end of year	$45,598,139	$252,963,891	$233,219,362
Undistributed (distributions in excess of) net investment income included in net assets
At end of year	$1,133	$195,755	$(356,395)

See notes to financial statements

Eaton Vance Municipals Funds as of January 31, 2007

FINANCIAL STATEMENTS (Unaudited) CONT'D

Statement of Cash Flows

For the Period Ended January 31, 2007

	New Jersey Fund	Pennsylvania Fund
Cash flows from operating activities
Net increase in net assets from operations	$12,671,237	$10,176,630
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided/(used) in operating activities:
Investments purchased	(78,956,127)	(62,554,990)
Investments sold	34,794,075	19,509,981
Net amortization of premium/(discount)	(1,439,900)	(794,229)
Interest receivable	360,951	(330,970)
Receivable for open swap contracts	(144,487)	—
Payable for daily variation margin on open financial futures contracts	271,875	156,250
Payable for open swap contracts	—	467,717
Due to custodian	38,986	91,473
Payable to affiliate for investment advisory fees	19,725	14,227
Payable to affiliate for distribution and service fees	12,063	10,794
Interest expense and fees payable	(1,371)	107,421
Accrued expenses	(21,282)	(15,459)
Net change in realized and unrealized (gain)/loss on investments	(7,267,233)	(4,988,320)
Net cash used in operating activities	$(39,661,488)	$(38,149,475)
Cash flows from financing activities
Proceeds from shares sold	62,093,909	52,559,003
Shares redeemed	(20,663,125)	(23,251,876)
Cash distributions paid net of reinvestments	(2,204,066)	(2,220,862)
Demand note payable	400,000	1,300,000
Proceeds from secured borrowings	—	7,600,000
Net cash provided by financing activities	$39,626,718	$35,986,265
Net decrease in cash	(34,770)	(2,163,210)
Cash at beginning of period	34,770	2,163,210
Cash at end of period	$—	$—
Supplemental disclosure of cash flow information:
Non cash financing activities not included herein consists of reinvestment of dividends and distributions of :	$3,530,957	$3,286,847

See notes to financial statements

Eaton Vance Municipals Funds as of January 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Arizona Fund — Class A
	Six Months Ended January 31, 2007		Year Ended July 31,
	(Unaudited)(1)		2006(1)	2005(1)		2004(1)		2003(1)		2002(1)(2)
Net asset value — Beginning of period	$9.730		$9.780	$9.650		$9.550		$9.730		$9.680
Income (loss) from operations
Net investment income	$0.224		$0.438	$0.467		$0.493		$0.482		$0.485
Net realized and unrealized gain (loss)	0.103		(0.055)	0.131		0.088		(0.182)		0.045
Total income from operations	$0.327		$0.383	$0.598		$0.581		$0.300		$0.530
Less distributions
From net investment income	$(0.217)		$(0.433)	$(0.468)		$(0.481)		$(0.480)		$(0.480)
Total distributions	$(0.217)		$(0.433)	$(0.468)		$(0.481)		$(0.480)		$(0.480)
Net asset value — End of period	$9.840		$9.730	$9.780		$9.650		$9.550		$9.730
Total Return(3)	3.37%		4.00%	6.31%		6.15%		3.06%		5.67%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$77,987		$72,090	$58,597		$47,945		$9,174		$7,342
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	0.73	%(4)	0.77%	0.78	%(5)	0.78	%(5)	0.76	%(5)	0.78	%(5)
Interest and fee expense(6)	0.28	%(4)	0.27%	0.21	%(5)	0.14	%(5)	0.16	%(5)	0.18	%(5)
Total expenses	1.01	%(4)	1.04%	0.99	%(5)	0.92	%(5)	0.92	%(5)	0.96	%(5)
Expenses after custodian fee reduction	0.69	%(4)	0.74%	0.76	%(5)	0.77	%(5)	0.75	%(5)	0.78	%(5)
Net investment income	4.49	%(4)	4.50%	4.79%		5.10%		4.90%		5.05%
Portfolio Turnover of the Portfolio(7)	—		—	0%		9%		5%		23%
Portfolio Turnover of the Fund	7%		17%	15%		—		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase net investment income per share by $0.001, decrease net realized and unrealized gains per share by $0.001 and increase the ratio of net investment income to average net assets from 5.04% to 5.05%.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Annualized.

(5)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1B).

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of January 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Arizona Fund — Class B
	Six Months Ended January 31, 2007		Year Ended July 31,
	(Unaudited)(1)		2006(1)		2005(1)		2004(1)		2003(1)		2002(1)(2)
Net asset value — Beginning of period	$10.810		$10.870		$10.730		$10.620		$10.830		$10.770
Income (loss) from operations
Net investment income	$0.209		$0.409		$0.441		$0.470		$0.456		$0.461
Net realized and unrealized gain (loss)	0.121		(0.070	)(3)	0.139		0.096		(0.211)		0.054
Total income from operations	$0.330		$0.339		$0.580		$0.566		$0.245		$0.515
Less distributions
From net investment income	$(0.200)		$(0.399)		$(0.440)		$(0.456)		$(0.455)		$(0.455)
Total distributions	$(0.200)		$(0.399)		$(0.440)		$(0.456)		$(0.455)		$(0.455)
Net asset value — End of period	$10.940		$10.810		$10.870		$10.730		$10.620		$10.830
Total Return(4)	3.06%		3.18%		5.68	%(5)	5.38%		2.22%		4.92%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$10,753		$12,958		$16,935		$19,471		$59,399		$63,117
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	1.48	%(6)	1.52%		1.53	%(7)	1.53	%(7)	1.51	%(7)	1.53	%(7)
Interest and fee expense(8)	0.28	%(6)	0.27%		0.21	%(7)	0.14	%(7)	0.16	%(7)	0.18	%(7)
Total expenses	1.76	%(6)	1.79%		1.74	%(7)	1.67	%(7)	1.67	%(7)	1.71	%(7)
Expenses after custodian fee reduction	1.44	%(6)	1.49%		1.51	%(7)	1.52	%(7)	1.50	%(7)	1.53	%(7)
Net investment income	3.78	%(6)	3.78%		4.07%		4.33%		4.17%		4.32%
Portfolio Turnover of the Portfolio(9)	—		—		0%		9%		5%		23%
Portfolio Turnover of the Fund	7%		17%		15%		—		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase net investment income per share by $0.001, decrease net realized and unrealized gains per share by $0.001 and increase the ratio of net investment income to average net assets from 4.31% to 4.32%.

(3)  The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(5)  Total return reflects an increase of 0.18% due to a change in the timing of the payment and reinvestment of distributions.

(6)  Annualized.

(7)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(8)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1B).

(9)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of January 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Arizona Fund — Class C
	Six Months Ended January 31, 2007		Period Ended July 31,
	(Unaudited)(1)		2006(1)(2)
Net asset value — Beginning of period	$10.820		$10.760
Income (loss) from operations
Net investment income	$0.198		$0.241
Net realized and unrealized gain	0.122		0.063
Total income from operations	$0.320		$0.304
Less distributions
From net investment income	$(0.200)		$(0.244)
Total distributions	$(0.200)		$(0.244)
Net asset value — End of period	$10.940		$10.820
Total Return(3)	2.96%		2.84%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$2,774		$994
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	1.48	%(4)	1.52	%(4)
Interest and fee expense(5)	0.28	%(4)	0.27	%(4)
Total expenses	1.76	%(4)	1.79	%(4)
Expenses after custodian fee reduction	1.44	%(4)	1.49	%(4)
Net investment income	3.57	%(4)	3.55	%(4)
Portfolio Turnover	7%		17	%(6)

(1)  Net investment income per share was computed using average shares outstanding.

(2)  For the period from the start of business December 16, 2005 to July 31, 2006.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Annualized.

(5)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1B).

(6)  For the Fund's fiscal period, August 1, 2005 to July 31, 2006.

See notes to financial statements

Eaton Vance Municipals Funds as of January 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Colorado Fund — Class A
	Six Months Ended January 31, 2007		Year Ended July 31,
	(Unaudited)(1)		2006(1)	2005(1)		2004(1)		2003(1)		2002(1)(2)
Net asset value — Beginning of period	$9.730		$9.690	$9.570		$9.440		$9.680		$9.680
Income (loss) from operations
Net investment income	$0.206		$0.411	$0.435		$0.460		$0.464		$0.481
Net realized and unrealized gain (loss)	0.161		0.043	0.131		0.132		(0.228)		(0.001	)(3)
Total income from operations	$0.367		$0.454	$0.566		$0.592		$0.236		$0.480
Less distributions
From net investment income	$(0.207)		$(0.414)	$(0.446)		$(0.462)		$(0.476)		$(0.480)
Total distributions	$(0.207)		$(0.414)	$(0.446)		$(0.462)		$(0.476)		$(0.480)
Net asset value — End of period	$9.890		$9.730	$9.690		$9.570		$9.440		$9.680
Total Return(4)	3.78%		4.79%	6.02%		6.33%		2.42%		5.13%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$33,179		$27,021	$22,044		$19,700		$8,709		$6,379
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	0.69	%(5)	0.73%	0.75	%(6)	0.75	%(6)	0.73	%(6)	0.80	%(6)
Interest and fee expense(7)	0.08	%(5)	0.09%	—		—		—		—
Total expenses	0.78	%(5)	0.82%	0.75	%(6)	0.75	%(6)	0.73	%(6)	0.80	%(6)
Expenses after custodian fee reduction	0.64	%(5)	0.69%	0.74	%(6)	0.75	%(6)	0.71	%(6)	0.78	%(6)
Net investment income	4.13	%(5)	4.25%	4.50%		4.78%		4.78%		5.01%
Portfolio Turnover of the Portfolio(8)	—		—	3%		6%		21%		18%
Portfolio Turnover of the Fund	9%		25%	16%		—		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001 and increase the ratio of net investment income to average net assets from 4.99% to 5.01%.

(3)  Per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(5)  Annualized.

(6)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(7)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1B).

(8)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of January 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Colorado Fund — Class B
	Six Months Ended January 31, 2007		Year Ended July 31,
	(Unaudited)(1)		2006(1)	2005(1)		2004(1)		2003(1)		2002(1)(2)
Net asset value — Beginning of period	$10.590		$10.550	$10.420		$10.280		$10.540		$10.540
Income (loss) from operations
Net investment income	$0.185		$0.370	$0.398		$0.421		$0.427		$0.447
Net realized and unrealized gain (loss)	0.170		0.041	0.138		0.143		(0.244)		0.001
Total income from operations	$0.355		$0.411	$0.536		$0.564		$0.183		$0.448
Less distributions
From net investment income	$(0.185)		$(0.371)	$(0.406)		$(0.424)		$(0.443)		$(0.448)
Total distributions	$(0.185)		$(0.371)	$(0.406)		$(0.424)		$(0.443)		$(0.448)
Net asset value — End of period	$10.760		$10.590	$10.550		$10.420		$10.280		$10.540
Total Return(3)	3.36%		3.98%	5.41	%(4)	5.53%		1.70%		4.37%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$6,194		$6,567	$8,334		$10,579		$28,242		$30,116
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	1.44	%(5)	1.48%	1.50	%(6)	1.50	%(6)	1.48	%(6)	1.55	%(6)
Interest and fee expense(7)	0.08	%(5)	0.09%	—		—		—		—
Total expenses	1.53	%(5)	1.57%	1.50	%(6)	1.50	%(6)	1.48	%(6)	1.55	%(6)
Expenses after custodian fee reduction	1.39	%(5)	1.44%	1.49	%(6)	1.50	%(6)	1.46	%(6)	1.53	%(6)
Net investment income	3.41	%(5)	3.52%	3.78%		4.00%		4.04%		4.28%
Portfolio Turnover of the Portfolio(8)	—		—	3%		6%		21%		18%
Portfolio Turnover of the Fund	9%		25%	16%		—		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase net investment income per share by $0.001, decrease net realized and unrealized gains per share by $0.001 and increase the ratio of net investment income to average net assets from 4.26% to 4.28%.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Total return reflects an increase of 0.16% due to a change in the timing of the payment and reinvestment of distributions.

(5)  Annualized

(6)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(7)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1B).

(8)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of January 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Connecticut Fund — Class A
	Six Months Ended January 31, 2007		Year Ended July 31,
	(Unaudited)(1)		2006(1)	2005(1)		2004(1)		2003(1)		2002(1)(2)
Net asset value — Beginning of period	$10.530		$10.660	$10.610		$10.540		$10.750		$10.750
Income (loss) from operations
Net investment income	$0.219		$0.442	$0.461		$0.488		$0.494		$0.508
Net realized and unrealized gain (loss)	0.141		(0.134)	0.057		0.070		(0.195)		0.007
Total income from operations	$0.360		$0.308	$0.518		$0.558		$0.299		$0.515
Less distributions
From net investment income	$(0.220)		$(0.438)	$(0.468)		$(0.488)		$(0.509)		$(0.515)
Total distributions	$(0.220)		$(0.438)	$(0.468)		$(0.488)		$(0.509)		$(0.515)
Net asset value — End of period	$10.670		$10.530	$10.660		$10.610		$10.540		$10.750
Total Return(3)	3.43%		2.95%	4.96%		5.34%		2.76%		4.92%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$112,301		$104,089	$102,378		$96,559		$25,210		$22,436
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	0.77	%(4)	0.77%	0.78	%(5)	0.79	%(5)	0.77	%(5)	0.82	%(5)
Interest and fee expense(6)	0.33	%(4)	0.17%	0.10	%(5)	—		—		—
Total expenses	1.10	%(4)	0.94%	0.88	%(5)	0.79	%(5)	0.77	%(5)	0.82	%(5)
Expenses after custodian fee reduction	0.75	%(4)	0.76%	0.77	%(5)	0.79	%(5)	0.77	%(5)	0.80	%(5)
Net investment income	4.05	%(4)	4.19%	4.31%		4.58%		4.55%		4.76%
Portfolio Turnover of the Portfolio(7)	—		—	2%		15%		19%		22%
Portfolio Turnover of the Fund	6%		26%	13%		—		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase net investment income per share by $0.001, decrease net realized and unrealized gains per share by $0.001 and increase the ratio of net investment income to average net assets from 4.75% to 4.76%.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Annualized.

(5)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1B).

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of January 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Connecticut Fund — Class B
	Six Months Ended January 31, 2007		Year Ended July 31,
	(Unaudited)(1)		2006(1)		2005(1)		2004(1)		2003(1)		2002(1)(2)
Net asset value — Beginning of period	$10.480		$10.610		$10.560		$10.490		$10.700		$10.700
Income (loss) from operations
Net investment income	$0.178		$0.362		$0.380		$0.404		$0.411		$0.429
Net realized and unrealized gain (loss)	0.141		(0.136)		0.056		0.071		(0.194)		0.004
Total income from operations	$0.319		$0.226		$0.436		$0.475		$0.217		$0.433
Less distributions
From net investment income	$(0.179)		$(0.356)		$(0.386)		$(0.405)		$(0.427)		$(0.433)
Total distributions	$(0.179)		$(0.356)		$(0.386)		$(0.405)		$(0.427)		$(0.433)
Net asset value — End of period	$10.620		$10.480		$10.610		$10.560		$10.490		$10.700
Total Return(3)	3.05%		2.17%		4.36	%(4)	4.55%		1.99%		4.13%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$21,284		$24,179		$30,791		$36,518		$122,822		$128,349
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	1.52	%(5)	1.52	%(6)	1.53	%(6)	1.54	%(6)	1.52	%(6)	1.57	%(6)
Interest and fee expense(7)	0.33	%(5)	0.17	%(6)	0.10	%(6)	—		—		—
Total expenses	1.85	%(5)	1.69	%(6)	1.63	%(6)	1.54	%(6)	1.52	%(6)	1.57	%(6)
Expenses after custodian fee reduction	1.50	%(5)	1.51	%(6)	1.52	%(6)	1.54	%(6)	1.52	%(6)	1.55	%(6)
Net investment income	3.32%		3.44%		3.57%		3.77%		3.82%		4.03%
Portfolio Turnover of the Portfolio(8)	—		—		2%		15%		19%		22%
Portfolio Turnover of the Fund	6%		26%		13%		—		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase net investment income per share by $0.001, decrease net realized and unrealized gains per share by $0.001 and increase the ratio of net investment income to average net assets from 4.02% to 4.03%.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Total return reflects an increase of 0.16% due to a change in the timing of the payment and reinvestment of distributions.

(5)  Annualized.

(6)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(7)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1B).

(8)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of January 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Connecticut Fund — Class C
	Six Months Ended January 31, 2007		Year Ended July 31,
	(Unaudited)(1)		2006(1)(2)
Net asset value — Beginning of period	$10.480		$10.550
Income (loss) from operations
Net investment income	$0.173		$0.152
Net realized and unrealized gain (loss)	0.146		(0.054)
Total income from operations	$0.319		$0.098
Less distributions
From net investment income	$(0.179)		$(0.168)
Total distributions	$(0.179)		$(0.168)
Net asset value — End of period	$10.620		$10.480
Total Return(3)	3.05%		0.90%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$2,062		$207
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	1.50	%(4)	1.53	%(4)
Interest and fee expense(5)	0.33	%(4)	0.17	%(4)
Total expenses	1.83	%(4)	1.70	%(4)
Expenses after custodian fee reduction	1.48	%(4)	1.51	%(4)
Net investment income	3.22	%(4)	3.07	%(4)
Portfolio Turnover	6%		26	%(6)

(1)  Net investment income per share was computed using average shares outstanding.

(2)  For the period from the start of business on February 9, 2006 to July 31, 2006.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Annualized.

(5)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1B).

(6)  For the Fund's fiscal period, August 1, 2005 to July 31, 2006.

See notes to financial statements

Eaton Vance Municipals Funds as of January 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Michigan Fund — Class A
	Six Months Ended January 31, 2007		Year Ended July 31,
	(Unaudited)(1)		2006(1)	2005(1)		2004(1)		2003(1)		2002(1)(2)
Net asset value — Beginning of period	$9.510		$9.630	$9.480		$9.400		$9.590		$9.570
Income (loss) from operations
Net investment income	$0.202		$0.419	$0.435		$0.456		$0.476		$0.486
Net realized and unrealized gain (loss)	0.152		(0.131)	0.156		0.086		(0.190)		0.010
Total income from operations	$0.354		$0.288	$0.591		$0.542		$0.286		$0.496
Less distributions
From net investment income	$(0.204)		$(0.408)	$(0.441)		$(0.462)		$(0.476)		$(0.476)
Total distributions	$(0.204)		$(0.408)	$(0.441)		$(0.462)		$(0.476)		$(0.476)
Net asset value — End of period	$9.660		$9.510	$9.630		$9.480		$9.400		$9.590
Total Return(3)	3.74%		3.06%	6.34%		5.83%		2.96%		5.34%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$58,559		$53,595	$53,522		$54,332		$4,079		$3,308
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	0.78	%(4)	0.79%	0.80	%(5)	0.81	%(5)	0.79	%(5)	0.80	%(5)
Interest and fee expense(6)	0.26	%(4)	0.24%	0.16	%(5)	0.09	%(5)	0.09	%(5)	0.10	%(5)
Total expenses	1.04	%(4)	1.03%	0.96	%(5)	0.90	%(5)	0.88	%(5)	0.90	%(5)
Expenses after custodian fee reduction	0.76	%(4)	0.78%	0.79	%(5)	0.80	%(5)	0.78	%(5)	0.80	%(5)
Net investment income	4.14	%(4)	4.39%	4.53%		4.81%		4.92%		5.11%
Portfolio Turnover of the Portfolio(7)	—		—	2%		15%		11%		7%
Portfolio Turnover of the Fund	3%		32%	19%		—		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase net investment income per share by $0.001, decrease net realized and unrealized gains per share by $0.001, and increase the ratio of net investment income to average net assets from 5.10% to 5.11%.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Annualized.

(5)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1B).

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of January 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Michigan Fund — Class B
	Six Months Ended January 31, 2007		Year Ended July 31,
	(Unaudited)(1)(2)		2006(1)(2)	2005(1)(2)		2004(1)(2)		2003(1)(2)		2002(1)(2)(3)
Net asset value — Beginning of period	$9.510		$9.630	$9.480		$9.400		$9.590		$9.570
Income (loss) from operations
Net investment income	$0.185		$0.348	$0.364		$0.398		$0.406		$0.413
Net realized and unrealized gain (loss)	0.162		(0.132)	0.154		0.072		(0.193)		0.010
Total income from operations	$0.347		$0.216	$0.518		$0.470		$0.213		$0.423
Less distributions
From net investment income	$(0.168)		$(0.336)	$(0.368)		$(0.390)		$(0.403)		$(0.403)
Total distributions	$(0.168)		$(0.336)	$(0.368)		$(0.390)		$(0.403)		$(0.403)
Contingent deferred sales charges	$0.011		—	—		—		—		—
Net asset value — End of period	$9.700		$9.510	$9.630		$9.480		$9.400		$9.590
Total Return(4)	3.78%		2.34%	5.76	%(5)	4.96%		2.19%		4.50%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$5,417		$6,641	$8,460		$11,146		$66,608		$73,107
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	1.15	%(6)	1.54%	1.55	%(7)	1.56	%(7)	1.54	%(7)	1.55	%(7)
Interest and fee expense(8)	0.26	%(6)	0.24%	0.16	%(7)	0.09	%(7)	0.09	%(7)	0.10	%(7)
Total expenses	1.41	%(6)	1.78%	1.71	%(7)	1.65	%(7)	1.63	%(7)	1.65	%(7)
Expenses after custodian fee reduction	1.13	%(6)	1.53%	1.54	%(7)	1.55	%(7)	1.53	%(7)	1.55	%(7)
Net investment income	3.80	%(6)	3.64%	3.80%		4.14%		4.20%		4.34%
Portfolio Turnover of the Portfolio(9)	—		—	2%		15%		11%		7%
Portfolio Turnover of the Fund	3%		32%	19%		—		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Per share data have ben restated to reflect the effects of a 1.1167883-for-1 stock split effective on November 11, 2005.

(3)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase net investment income per share by $0.001, decrease net realized and unrealized gains per share by $0.001, and increase the ratio of net investment income to average net assets from 4.33% to 4.34%.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(5)  Total return reflects an increase of 0.17% due to a change in the timing of the payment and reinvestment of distributions.

(6)  Annualized.

(7)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(8)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1B).

(9)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of January 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Michigan Fund — Class C
	Six Months Ended January 31, 2007		Period Ended July 31,
	(Unaudited)(1)		2006(1)(2)
Net asset value — Beginning of period	$9.510		$9.480
Income (loss) from operations
Net investment income	$0.161		$0.080
Net realized and unrealized gain	0.167		0.033
Total income from operations	$0.328		$0.113
Less distributions
From net investment income	$(0.168)		$(0.083)
Total distributions	$(0.168)		$(0.083)
Net asset value — End of period	$9.670		$9.510
Total Return(3)	3.46%		1.20%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$1,632		$141
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	1.52	%(4)	1.54	%(4)
Interest and fee expense(5)	0.26	%(4)	0.24	%(4)
Total expenses	1.78	%(4)	1.78	%(4)
Expenses after custodian fee reduction	1.50	%(4)	1.53	%(4)
Net investment income	3.30	%(4)	3.39	%(4)
Portfolio Turnover	3%		32	%(6)

(1)  Net investment income per share was computed using average shares outstanding.

(2)  For the period from the start of business, May 2, 2006 to July 31, 2006.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return in not computed on an annualized basis.

(4)  Annualized.

(5)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1B).

(6)  For the Fund's fiscal period August 1, 2005 to July 31, 2006.

See notes to financial statements

Eaton Vance Municipals Funds as of January 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Minnesota Fund — Class A
	Six Months Ended January 31, 2007		Year Ended July 31,
	(Unaudited)(1)		2006(1)	2005(1)		2004(1)		2003(1)		2002(1)(2)
Net asset value — Beginning of period	$9.280		$9.320	$9.110		$9.090		$9.310		$9.410
Income (loss) from operations
Net investment income	$0.206		$0.424	$0.422		$0.432		$0.449		$0.504
Net realized and unrealized gain (loss)	0.121		(0.052)	0.206		0.029		(0.185)		(0.118)
Total income from operations	$0.327		$0.372	$0.628		$0.461		$0.264		$0.386
Less distributions
From net investment income	$(0.207)		$(0.412)	$(0.418)		$(0.441)		$(0.484)		$(0.486)
Total distributions	$(0.207)		$(0.412)	$(0.418)		$(0.441)		$(0.484)		$(0.486)
Net asset value — End of period	$9.400		$9.280	$9.320		$9.110		$9.090		$9.310
Total Return(3)	3.53%		4.08%	7.02%		5.12%		2.86%		4.22%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$44,960		$34,677	$31,245		$29,369		$8,956		$7,370
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	0.78	%(4)	0.77%	0.78	%(5)	0.79	%(5)	0.78	%(5)	0.77	%(5)
Interest and fee expense(6)	0.22	%(4)	0.22%	0.15	%(5)	—		—		—
Total expenses	1.00	%(4)	0.99%	0.93	%(5)	0.79	%(5)	0.78	%(5)	0.77	%(5)
Expenses after custodian fee reduction	0.72	%(4)	0.74%	0.77	%(5)	0.79	%(5)	0.76	%(5)	0.75	%(5)
Net investment income	4.35	%(4)	4.57%	4.55%		4.71%		4.83%		5.41%
Portfolio Turnover of the Portfolio(7)	—		—	6%		12%		15%		26%
Portfolio Turnover of the Fund	1%		14%	9%		—		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase net investment income per share by $0.002, increase net realized and unrealized losses per share by $0.002, and increase the ratio of net investment income to average net assets from 5.39% to 5.41%.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Annualized.

(5)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1B).

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of January 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Minnesota Fund — Class B
	Six Months Ended January 31, 2007		Year Ended July 31,
	(Unaudited)(1)		2006(1)	2005(1)		2004(1)		2003(1)		2002(1)(2)
Net asset value — Beginning of period	$9.990		$10.020	$9.810		$9.790		$10.030		$10.130
Income (loss) from operations
Net investment income	$0.185		$0.383	$0.380		$0.390		$0.411		$0.470
Net realized and unrealized gain (loss)	0.120		(0.045)	0.205		0.029		(0.204)		(0.121)
Total income from operations	$0.305		$0.338	$0.585		$0.419		$0.207		$0.349
Less distributions
From net investment income	$(0.185)		$(0.368)	$(0.375)		$(0.399)		$(0.447)		$(0.449)
Total distributions	$(0.185)		$(0.368)	$(0.375)		$(0.399)		$(0.447)		$(0.449)
Net asset value — End of period	$10.110		$9.990	$10.020		$9.810		$9.790		$10.030
Total Return(3)	3.06%		3.44%	6.23	%(4)	4.33%		2.07%		3.52%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$8,949		$9,941	$13,571		$15,212		$41,279		$44,110
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	1.53	%(5)	1.52%	1.53	%(6)	1.54	%(6)	1.53	%(6)	1.52	%(6)
Interest and fee expense(7)	0.22	%(5)	0.22%	0.15	%(6)	—		—		—
Total expenses	1.75	%(5)	1.74%	1.68	%(6)	1.54	%(6)	1.53	%(6)	1.52	%(6)
Expenses after custodian fee reduction	1.47	%(5)	1.49%	1.52	%(6)	1.54	%(6)	1.51	%(6)	1.50	%(6)
Net investment income	3.63	%(5)	3.84%	3.81%		3.92%		4.11%		4.68%
Portfolio Turnover of the Portfolio(8)	—		—	6%		12%		15%		26%
Portfolio Turnover of the Fund	1%		14%	9%		—		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase net investment income per share by $0.002, increase net realized and unrealized losses per share by $0.002, and increase the ratio of net investment income to average net assets from 4.66% to 4.68%.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Total return reflects an increase of 0.18% due to a change in the timing of the payment and reinvestment of distributions.

(5)  Annualized

(6)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(7)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1B).

(8)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of January 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Minnesota Fund — Class C
	Six Months Ended January 31, 2007		Period Ended July 31,
	(Unaudited)(1)		2006(1)(2)
Net asset value — Beginning of period	$9.990		$9.940
Income (loss) from operations
Net investment income	$0.184		$0.231
Net realized and unrealized gain	0.131		0.041	(3)
Total income from operations	$0.315		$0.272
Less distributions
From net investment income	$(0.185)		$(0.222)
Total distributions	$(0.185)		$(0.222)
Net asset value — End of period	$10.120		$9.990
Total Return(4)	3.16%		2.77%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$2,095		$986
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	1.53	%(5)	1.52	%(5)
Interest and fee expense(6)	0.22	%(5)	0.22	%(5)
Total expenses	1.75	%(5)	1.74	%(5)
Expenses after custodian fee reduction	1.47	%(5)	1.49	%(5)
Net investment income	3.59	%(5)	3.78	%(5)
Portfolio Turnover of the Fund	1%		14	%(7)

(1)  Net investment income per share was computed using average shares outstanding.

(2)  For the period from the start of business, December 21, 2005 to July 31, 2006.

(3)  The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(5)  Annualized.

(6)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1B).

(7)  For the Fund's fiscal period, August 1, 2005, to July 31, 2006.

See notes to financial statements

Eaton Vance Municipals Funds as of January 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	New Jersey Fund — Class A
	Six Months Ended January 31, 2007		Year Ended July 31,
	(Unaudited)(1)		2006(1)	2005(1)		2004(1)		2003(1)		2002(1)(2)
Net asset value — Beginning of period	$10.420		$10.470	$10.130		$10.070		$10.320		$10.340
Income (loss) from operations
Net investment income	$0.255		$0.462	$0.478		$0.508		$0.527		$0.558
Net realized and unrealized gain (loss)	0.266		(0.055)	0.342		0.082		(0.248)		(0.043)
Total income from operations	$0.521		$0.407	$0.820		$0.590		$0.279		$0.515
Less distributions
From net investment income	$(0.231)		$(0.457)	$(0.480)		$(0.530)		$(0.529)		$(0.535)
Total distributions	$(0.231)		$(0.457)	$(0.480)		$(0.530)		$(0.529)		$(0.535)
Net asset value — End of period	$10.710		$10.420	$10.470		$10.130		$10.070		$10.320
Total Return(3)	5.02%		4.00%	8.24%		5.89%		2.67%		5.16%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$235,567		$189,294	$175,264		$161,964		$31,548		$27,736
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	0.79	%(4)	0.80%	0.81	%(5)	0.84	%(5)	0.82	%(5)	0.83	%(5)
Interest and fee expense(6)	0.41	%(4)	0.39%	0.25	%(5)	0.13	%(5)	0.11	%(5)	0.11	%(5)
Total expenses	1.20	%(4)	1.19%	1.06	%(5)	0.97	%(5)	0.93	%(5)	0.94	%(5)
Expenses after custodian fee reduction	0.77	%(4)	0.78%	0.80	%(5)	0.83	%(5)	0.82	%(5)	0.83	%(5)
Net investment income	4.73	%(4)	4.45%	4.61%		4.99%		5.07%		5.46%
Portfolio Turnover of the Portfolio(7)	—		—	0%		12%		13%		21%
Portfolio Turnover of the Fund	11%		27%	26%		—		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001, and increase the ratio of net investment income to average net assets from 5.45% to 5.46%.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Annualized.

(5)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1B).

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of January 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	New Jersey Fund — Class B
	Six Months Ended January 31, 2007		Year Ended July 31,
	(Unaudited)(1)		2006(1)	2005(1)		2004(1)		2003(1)		2002(1)(2)
Net asset value — Beginning of period	$10.880		$10.930	$10.570		$10.510		$10.780		$10.790
Income (loss) from operations
Net investment income	$0.228		$0.402	$0.419		$0.445		$0.470		$0.504
Net realized and unrealized gain (loss)	0.263		(0.056)	0.361		0.086		(0.271)		(0.039)
Total income from operations	$0.491		$0.346	$0.780		$0.531		$0.199		$0.465
Less distributions
From net investment income	$(0.201)		$(0.396)	$(0.420)		$(0.471)		$(0.469)		$(0.475)
Total distributions	$(0.201)		$(0.396)	$(0.420)		$(0.471)		$(0.469)		$(0.475)
Net asset value — End of period	$11.170		$10.880	$10.930		$10.570		$10.510		$10.780
Total Return(3)	4.52%		3.25%	7.68	%(4)	5.07%		1.80%		4.43%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$55,045		$60,011	$72,228		$78,427		$228,575		$239,669
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	1.54	%(5)	1.55%	1.56	%(6)	1.59	%(6)	1.57	%(6)	1.58	%(6)
Interest and fee expense(7)	0.41	%(5)	0.39%	0.25	%(6)	0.13	%(6)	0.11	%(6)	0.11	%(6)
Total expenses	1.95	%(5)	1.94%	1.81	%(6)	1.72	%(6)	1.68	%(6)	1.69	%(6)
Expenses after custodian fee reduction	1.52	%(5)	1.53%	1.55	%(6)	1.58	%(6)	1.57	%(6)	1.58	%(6)
Net investment income	4.06	%(5)	3.71%	3.87%		4.12%		4.33%		4.72%
Portfolio Turnover of the Portfolio(8)	—		—	0%		12%		13%		21%
Portfolio Turnover of the Fund	11%		27%	26%		—		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001, and increase the ratio of net investment income to average net assets from 4.71% to 4.72%.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Total return reflects an increase of 0.17% due to a change in the timing of the payment and reinvestment of distributions.

(5)  Annualized.

(6)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(7)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1B).

(8)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of January 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	New Jersey Fund — Class C
	Six Months Ended January 31, 2007		Period Ended July 31,
	(Unaudited)(1)		2006(1)(2)
Net asset value — Beginning of period	$10.870		$10.740
Income (loss) from operations
Net investment income	$0.208		$0.233
Net realized and unrealized gain	0.293	(3)	0.148	(3)
Total income from operations	$0.501		$0.381
Less distributions
From net investment income	$(0.201)		$(0.251)
Total distributions	$(0.201)		$(0.251)
Net asset value — End of period	$11.170		$10.870
Total Return(4)	4.62%		3.56%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$13,539		$3,659
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	1.54	%(5)	1.55	%(5)
Interest and fee expense(6)	0.41	%(5)	0.39	%(5)
Total expenses	1.95	%(5)	1.94	%(5)
Expenses after custodian fee reduction	1.52	%(5)	1.53	%(5)
Net investment income	3.69	%(5)	3.45	%(5)
Portfolio Turnover	11%		27	%(7)

(1)  Net investment income per share was computed using average shares outstanding.

(2)  For the period from the start of business on December 14, 2005, to July 31, 2006.

(3)  The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not calculated on an annualized basis.

(5)  Annualized.

(6)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1B).

(7)  For the Fund's fiscal period, August 1, 2005, to July 31, 2006.

See notes to financial statements

Eaton Vance Municipals Funds as of January 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Pennsylvania Fund — Class A
	Six Months Ended January 31, 2007		Year Ended July 31,
	(Unaudited)(1)		2006(1)	2005(1)		2004(1)		2003(1)		2002(1)(2)
Net asset value — Beginning of period	$9.930		$9.920	$9.730		$9.680		$9.870		$9.870
Income (loss) from operations
Net investment income	$0.219		$0.458	$0.490		$0.513		$0.525		$0.565
Net realized and unrealized gain (loss)	0.208		0.010	0.191		0.053		(0.171)		(0.021)
Total income from operations	$0.427		$0.468	$0.681		$0.566		$0.354		$0.544
Less distributions
From net investment income	$(0.227)		$(0.458)	$(0.491)		$(0.516)		$(0.544)		$(0.544)
Total distributions	$(0.227)		$(0.458)	$(0.491)		$(0.516)		$(0.544)		$(0.544)
Net asset value — End of period	$10.130		$9.930	$9.920		$9.730		$9.680		$9.870
Total Return(3)	4.32%		4.84%	7.14%		5.91%		3.60%		5.66%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$219,221		$187,902	$166,734		$156,465		$17,109		$14,896
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	0.79	%(4)	0.82%	0.85	%(5)	0.85	%(5)	0.83	%(5)	0.87	%(5)
Interest and fee expense(6)	0.50	%(4)	0.38%	0.17	%(5)	0.12	%(5)	—		—
Total expenses	1.29	%(4)	1.20%	1.02	%(5)	0.97	%(5)	0.83	%(5)	0.87	%(5)
Expenses after custodian fee reduction	0.76	%(4)	0.80%	0.84	%(5)	0.84	%(5)	0.83	%(5)	0.85	%(5)
Net investment income	4.28	%(4)	4.63%	4.97%		5.27%		5.29%		5.74%
Portfolio Turnover of the Portfolio(7)	—		—	1%		12%		23%		15%
Portfolio Turnover of the Fund	6%		31%	15%		—		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001, and increase the ratio of net investment income to average net assets by less than 0.01%.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Annualized

(5)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1B).

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of January 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Pennsylvania Fund — Class B
	Six Months Ended January 31, 2007		Year Ended July 31,
	(Unaudited)(1)		2006(1)	2005(1)		2004(1)		2003(1)		2002(1)(2)
Net asset value — Beginning of period	$10.270		$10.260	$10.060		$10.010		$10.210		$10.210
Income (loss) from operations
Net investment income	$0.187		$0.398	$0.431		$0.458		$0.469		$0.510
Net realized and unrealized gain (loss)	0.219		0.009	0.200		0.049		(0.182)		(0.026)
Total income from operations	$0.406		$0.407	$0.631		$0.507		$0.287		$0.484
Less distributions
From net investment income	$(0.196)		$(0.397)	$(0.431)		$(0.457)		$(0.487)		$(0.484)
Total distributions	$(0.196)		$(0.397)	$(0.431)		$(0.457)		$(0.487)		$(0.484)
Net asset value — End of period	$10.480		$10.270	$10.260		$10.060		$10.010		$10.210
Total Return(3)	3.96%		4.05%	6.58	%(4)	5.10%		2.81%		4.83%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$40,233		$42,291	$47,747		$51,972		$204,087		$211,865
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	1.54	%(5)	1.57%	1.60	%(6)	1.60	%(6)	1.58	%(6)	1.62	%(6)
Interest and fee expense(7)	0.50	%(5)	0.38%	0.17	%(6)	0.12	%(6)	—		—
Total expenses	2.04	%(5)	1.95%	1.77	%(6)	1.72	%(6)	1.58	%(6)	1.62	%(6)
Expenses after custodian fee reduction	1.51	%(5)	1.55%	1.59	%(6)	1.59	%(6)	1.58	%(6)	1.60	%(6)
Net investment income	3.55	%(5)	3.89%	4.22%		4.48%		4.57%		5.00%
Portfolio Turnover of the Portfolio(8)	—		—	1%		12%		23%		15%
Portfolio Turnover of the Fund	6%		31%	15%		—		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended July 31, 2002 was to increase net investment income per share by $0.001, increase net realized and unrealized losses per share by $0.001, and increase the ratio of net investment income to average net assets by less than 0.01%.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Total return reflects an increase of 0.18% due to a change in the timing of the payment and reinvestment of distributions.

(5)  Annualized

(6)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(7)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1B).

(8)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of January 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Pennsylvania Fund — Class C
	Six Months Ended January 31, 2007		Period Ended July 31,
	(Unaudited)(1)		2006(1)(2)
Net asset value — Beginning of period	$10.280		$10.250
Income (loss) from operations
Net investment income	$0.184		$0.203
Net realized and unrealized gain	0.222		0.044
Total income from operations	$0.406		$0.247
Less distributions
From net investment income	$(0.196)		$(0.217)
Total distributions	$(0.196)		$(0.217)
Net asset value — End of period	$10.490		$10.280
Total Return(3)	3.96%		2.38%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$11,316		$3,026
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	1.53	%(4)	1.57	%(4)
Interest and fee expense(5)	0.50	%(4)	0.38	%(4)
Total expenses	2.03	%(4)	1.95	%(4)
Expenses after custodian fee reduction	1.50	%(4)	1.55	%(4)
Net investment income	3.48	%(4)	3.60	%(4)
Portfolio Turnover	6%		31	%(6)

(1)  Net investment income per share was computed using average shares outstanding.

(2)  For the period from the start of business on January 12, 2006 to July 31, 2006.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Annualized.

(5)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (See Note 1B).

(6)  For the Fund's fiscal period, August 1, 2005 to July 31, 2006.

See notes to financial statements

Eaton Vance Municipals Funds as of January 31, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited)

  1  Significant Accounting Policies

Eaton Vance Municipals Trust (the Trust) is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust presently consists of twenty-eight Funds, seven of which are included in these financial statements. They include Eaton Vance Arizona Municipals Fund (Arizona Fund), Eaton Vance Colorado Municipals Fund (Colorado Fund), Eaton Vance Connecticut Municipals Fund (Connecticut Fund), Eaton Vance Michigan Municipals Fund (Michigan Fund), Eaton Vance Minnesota Municipals Fund (Minnesota Fund), Eaton Vance New Jersey Municipals Fund (New Jersey Fund) and Eaton Vance Pennsylvania Municipals Fund (Pennsylvania Fund), individually, the Fund, collectively, the Funds. The Funds, each non-diversified, seek to achieve current income exempt from regular federal income tax and particular state or local income taxes by investing primarily in investment grade municipal obligations. The Colorado Fund offers two classes of shares. The Arizona Fund, the Connecticut Fund, the Michigan Fund, the Minnesota Fund, the New Jersey Fund and the Pennsylvania Fund each offer three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and C shares are sold at net asset value and are subject to a declining contingent deferred sales charge (see Note 6). The Trustees have adopted a conversion feature pursuant to which Class B shares of each Fund automatically convert to Class A shares eight years after their purchase as described in each Fund's prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class's paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class specific expenses.

The following is a summary of significant accounting policies consistently followed by the Trust. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuations — Municipal bonds, and taxable obligations, if any, are normally valued on the basis of valuations furnished by a pricing service. Financial Futures contracts and options on financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Over-the-counter options on financial futures contracts are normally valued at the mean between the latest bid and asked prices. Interest rate swaps are normally valued on the basis of valuations furnished by a broker. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates for value. Investments for which valuations or market quotations are not readily available, and investments for which the price of the security is not believed to represent its fair market value, are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

B  Floating Rate Notes Issues in Conjunction with Securities Held — The Funds sell a fixed-rate bond to a broker for cash. At the same time the Funds buy a residual interest in a special purpose vehicle's (which is generally organized as a trust) (the "SPV") assets and cash flows set up by the broker, often referred to as an inverse floating rate obligation ("Inverse Floater"). The broker deposits a fixed-rate bond into the SPV with the same CUSIP number as the fixed-rate bond sold to the broker by the Fund, and which may have been, but is not required to be, the fixed-rate bond purchased from the Fund, (the "Fixed-Rate Bond"). The SPV also issues floating-rate notes ("Floating Rate Notes") which are sold to third-parties. The Funds may enter into shortfall and forbearance agreements with the broker by which a Fund agrees to reimburse the broker, in certain circumstances, for the difference between the liquidation value of the Fixed-Rate Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Inverse Floater held by a Fund gives the Fund the right (1) to cause the holders of the Floating-Rate Notes to tender their notes at par, and (2) to have the broker transfer the Fixed-Rate Bond held by the SPV to the Fund, thereby collapsing the SPV. Pursuant to Financial Accounting Standards Board ("FASB") Statement No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities" ("FAS 140"), the Funds account for the transaction described above as a secured borrowing by including the Fixed-Rate Bond in their Portfolio of Investments, and account for the Floating Rate Notes as a liability under the caption "payable for floating rate notes issued" in the Funds' "Statement of Assets and Liabilities". The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the

Eaton Vance Municipals Funds as of January 31, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

broker for redemption at par at each reset date. At January 31, 2007, the Funds' investments were as follows:

Fund	Floating Rate Notes Outstanding	Interest Rate or Range of Interest Rates	Collateral for Floating Rate Notes Outstanding
Arizona Fund	5,910,000	3.60% — 3.61%	9,549,766
Colorado Fund	800,000	3.61%	1,328,588
Connecticut Fund	8,770,000	3.60% — 3.61%	14,530,022
Michigan Fund	4,250,000	3.65%	7,125,590
Minnesota Fund	2,900,000	3.60% — 3.65%	5,496,496
New Jersey Fund	29,766,667	3.60% — 4.01%	50,622,543
Pennsylvania Fund	38,615,000	3.60% —3 .66%	61,846,499

The Funds' investment policies and restrictions expressly permit investments in inverse floating rate securities. Inverse floating rate securities typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. The Funds' investment policies do not allow the Funds to borrow money for purposes of making investments. Management believes that the Funds' restrictions on borrowings do not apply to the secured borrowings deemed to have occurred for accounting purposes pursuant to FAS 140, which is distinct from legal borrowing of the Funds to which the restrictions apply. Inverse Floaters held by the Funds are Securities exempt from registration under Rules 144A of the Securities Act of 1933.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Interest Expense — Interest expense relates to the Fund's liability with respect to floating rate notes held by third parties in conjunction with inverse floater securities transactions by the Funds. Interest expense is recorded as incurred.

E  Federal Taxes — Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, if any, and tax-exempt income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary.

At July 31, 2006, the following Funds, for federal income tax purposes, had capital loss carryovers, which will reduce each Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The amounts and expiration dates of the capital loss carryovers are as follows:

Fund	Amount	Expires
Arizona Fund	$177,375	July 31, 2008
	589,819	July 31, 2009
	536,449	July 31, 2010
	353,624	July 31, 2012
	691,155	July 31, 2013
	736,704	July 31, 2014
Colorado Fund	45,280	July 31, 2012
	350,515	July 31, 2013
Connecticut Fund	930,437	July 31, 2013
Michigan Fund	188,221	July 31, 2011
Minnesota Fund	20,180	July 31, 2009
	214,916	July 31, 2010
	382,839	July 31, 2012
	504,289	July 31, 2013
New Jersey Fund	2,031,027	July 31, 2013
Pennsylvania Fund	6,676,359	July 31, 2011
	1,108,751	July 31, 2012
	3,349,896	July 31, 2013

Dividends paid by each Fund from net interest on tax-exempt municipal bonds are not includable by shareholders as gross income for federal income tax purposes because each Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies that will enable the Funds to pay tax-exempt interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item to shareholders.

F  Financial Futures Contracts — Upon the entering of a financial futures contract, a Fund is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Fund (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Fund. A Fund's investment in financial futures contracts is designed for both hedging against anticipated future changes in interest rates and

Eaton Vance Municipals Funds as of January 31, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

investment purposes. Should interest rates move unexpectedly, a Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

G  Options on Financial Futures Contracts — Upon the purchase of a put option on a financial futures contract by a Fund, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, a Fund will realize a loss in the amount of the cost of the option. When a Fund enters into a closing sale transaction, a Fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a Fund exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

H  When-Issued and Delayed Delivery Transactions — The Funds may engage in when-issued and delayed delivery transactions. The Funds record when-issued securities on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

I  Interest Rate Swaps — A Fund may enter into interest rate swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates or as substitution for the purchase or sale of securities. Pursuant to these agreements, a Fund makes semi-annual payments at a fixed interest rate. In exchange, a Fund receives payments based on the interest rate of a benchmark industry index. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. The value of the swap is determined by changes in the relationship between two rates of interest. A Fund is exposed to credit loss in the event of non-performance by the swap counterparty. However, the Fund does not anticipate non-performance by the counterparty. Risk may also arise from the unanticipated movements in value of interest rates.

J  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirements of capital infusions, or that are expected to result in the restructuring of or a plan of reorganization for an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

K  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

L  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian of the Funds. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances each Fund maintains with IBT. All credit balances, if any, are used to reduce the Funds' custodian fees and are reported as a reduction of expenses in the Statements of Operations.

M  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

N  Indemnifications — Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds, and shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course of business, the Funds enter into agreements with service providers that may contain indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

O  Other — Investment transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on securities sold are determined on the basis of identified cost.

P  Interim Financial Statements — The interim financial statements relating to January 31, 2007 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds' management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

Eaton Vance Municipals Funds as of January 31, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

  2  Distributions to Shareholders

The net income of each Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains, if any, are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date. Distributions are paid in the form of additional shares of the same class or, at the election of the shareholder, in cash. The Funds distinguish between distributions on a tax basis and those on a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

  3  Shares of Beneficial Interest

Each Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

	Arizona Fund
Class A	Six Months Ended January 31, 2007 (Unaudited)	Year Ended July 31, 2006
Sales	884,896	1,824,028
Issued to shareholders electing to receive payments of distributions in Fund shares	95,757	186,237
Redemptions	(584,501)	(737,415)
Exchange from Class B shares	119,288	146,464
Net increase	515,440	1,419,314
	Arizona Fund
Class B	Six Months Ended January 31, 2007 (Unaudited)	Year Ended July 31, 2006
Sales	16,987	45,229
Issued to shareholders electing to receive payments of distributions in Fund shares	8,939	32,222
Redemptions	(133,810)	(305,343)
Exchange to Class A shares	(107,272)	(131,733)
Net increase	(215,156)	(359,625)

	Arizona Fund
Class C	Six Months Ended January 31, 2007 (Unaudited)	Year Ended July 31, 2006(1)
Sales	181,631	91,759
Issued to shareholders electing to receive payments of distributions in Fund shares	2,611	222
Redemptions	(22,573)	(63)
Net increase	161,669	91,918
	Colorado Fund
Class A	Six Months Ended January 31, 2007 (Unaudited)	Year Ended July 31, 2006
Sales	715,122	607,604
Issued to shareholders electing to receive payments of distributions in Fund shares	42,831	71,828
Redemptions	(207,820)	(298,184)
Exchange from Class B shares	27,953	121,586
Net increase	578,086	502,834
	Colorado Fund
Class B	Six Months Ended January 31, 2007 (Unaudited)	Year Ended July 31, 2006
Sales	4,871	28,745
Issued to shareholders electing to receive payments of distributions in Fund shares	6,013	14,963
Redemptions	(29,857)	(101,600)
Exchange to Class A shares	(25,673)	(111,997)
Net decrease	(44,646)	(169,889)
	Connecticut Fund
Class A	Six Months Ended January 31, 2007 (Unaudited)	Year Ended July 31, 2006
Sales	856,912	1,244,515
Issued to shareholders electing to receive payments of distributions in Fund shares	115,880	210,989
Redemptions	(519,836)	(1,384,315)
Exchange from Class B shares	189,185	209,680
Net increase	642,141	280,869

Eaton Vance Municipals Funds as of January 31, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

	Connecticut Fund
Class B	Six Months Ended January 31, 2007 (Unaudited)	Year Ended July 31, 2006
Sales	43,789	74,206
Issued to shareholders electing to receive payments of distributions in Fund shares	19,459	48,072
Redemptions	(175,604)	(507,079)
Exchange to Class A shares	(189,993)	(210,684)
Net decrease	(302,349)	(595,485)
	Connecticut Fund
Class C	Six Months Ended January 31, 2007 (Unaudited)	Year Ended July 31, 2006(2)
Sales	175,133	19,724
Issued to shareholders electing to receive payments of distributions in Fund shares	578	44
Redemptions	(1,356)	—
Net increase	174,355	19,768
	Michigan Fund
Class A	Six Months Ended January 31, 2007 (Unaudited)	Year Ended July 31, 2006
Sales	661,338	706,344
Issued to shareholders electing to receive payments of distributions in Fund shares	68,231	137,698
Redemptions	(369,232)	(882,363)
Exchange from Class B shares	63,021	114,114
Net increase	423,358	75,793
	Michigan Fund
Class B	Six Months Ended January 31, 2007 (Unaudited)	Year Ended July 31, 2006(3)
Sales	13,071	55,987
Issued to shareholders electing to receive payments of distributions in Fund shares	5,034	13,492
Redemptions	(94,709)	(138,374)
Exchange to Class A shares	(62,942)	(111,566)
Net decrease	(139,546)	(180,461)

	Michigan Fund
Class C	Six Months Ended January 31, 2007 (Unaudited)	Year Ended July 31, 2006(4)
Sales	153,126	14,781
Issued to shareholders electing to receive payments of distributions in Fund shares	981	69
Redemptions	(133)	—
Net increase	153,974	14,850
	Minnesota Fund
Class A	Six Months Ended January 31, 2007 (Unaudited)	Year Ended July 31, 2006
Sales	1,205,124	841,641
Issued to shareholders electing to receive payments of distributions in Fund shares	58,237	106,317
Redemptions	(214,585)	(660,758)
Exchange from Class B shares	83,585	93,422
Net increase	1,132,361	380,622
	Minnesota Fund
Class B	Six Months Ended January 31, 2007 (Unaudited)	Year Ended July 31, 2006
Sales	23,301	78,340
Issued to shareholders electing to receive payments of distributions in Fund shares	10,187	27,346
Redemptions	(221,420)	(377,814)
Exchange to Class A shares	(77,624)	(86,757)
Net increase	(265,556)	(358,885)
	Minnesota Fund
Class C	Six Months Ended January 31, 2007 (Unaudited)	Year Ended July 31, 2006(5)
Sales	113,532	97,798
Issued to shareholders electing to receive payments of distributions in Fund shares	1,627	903
Redemptions	(6,854)	—
Net increase	108,305	98,701

Eaton Vance Municipals Funds as of January 31, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

	New Jersey Fund
Class A	Six Months Ended January 31, 2007 (Unaudited)	Year Ended July 31, 2006
Sales	4,248,414	2,282,631
Issued to shareholders electing to receive payments of distributions in Fund shares	266,131	475,462
Redemptions	(1,116,786)	(2,209,251)
Exchange from Class A shares	443,427	837,478
Net increase	3,841,186	1,386,320
	New Jersey Fund
Class B	Six Months Ended January 31, 2007 (Unaudited)	Year Ended July 31, 2006
Sales	178,076	427,621
Issued to shareholders electing to receive payments of distributions in Fund shares	54,503	128,716
Redemptions	(397,989)	(847,745)
Exchange to Class A shares	(424,673)	(802,148)
Net decrease	(590,083)	(1,093,556)
	New Jersey Fund
Class C	Six Months Ended January 31, 2007 (Unaudited)	Year Ended July 31, 2006(6)
Sales	894,998	335,323
Issued to shareholders electing to receive payments of distributions in Fund shares	5,619	1,329
Redemptions	(24,799)	—
Net increase	875,818	336,652
	Pennsylvania Fund
Class A	Six Months Ended January 31, 2007 (Unaudited)	Year Ended July 31, 2006
Sales	4,006,556	3,298,030
Issued to shareholders electing to receive payments of distributions in Fund shares	274,086	461,523
Redemptions	(1,787,527)	(2,098,587)
Exchange from Class B shares	230,009	439,367
Net increase	2,723,124	2,100,333

	Pennsylvania Fund
Class B	Six Months Ended January 31, 2007 (Unaudited)	Year Ended July 31, 2006
Sales	146,507	358,218
Issued to shareholders electing to receive payments of distributions in Fund shares	40,001	88,422
Redemptions	(241,548)	(561,429)
Exchange to Class A shares	(222,465)	(424,644)
Net decrease	(277,505)	(539,433)
	Pennsylvania Fund
Class C	Six Months Ended January 31, 2007 (Unaudited)	Year Ended July 31, 2006(7)
Sales	784,425	292,575
Issued to shareholders electing to receive payments of distributions in Fund shares	8,021	2,199
Redemptions	(7,690)	(323)
Net increase	784,756	294,451

(1)  Class C shares of the Arizona Fund commenced operations on December 16, 2005.

(2)  Class C shares of the Connecticut Fund commenced operations on February 9, 2006.

(3)  Transactions have to reflect the effects of a 1.1167883-for-1 stock split effective on November 11, 2005.

(4)  Class C shares of the Michigan Fund commenced operations on May 2, 2006.

(5)  Class C shares of the Minnesota Fund commenced operations on December 21, 2005.

(6)  Class C shares of the New Jersey Fund commenced operations on December 14, 2005.

(7)  Class C shares of the Pennsylvania Fund commenced operations on January 12, 2006.

  4  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the

Eaton Vance Municipals Funds as of January 31, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

sale of securities). For the six months ended January 31, 2007, each Fund paid or accrued advisory as follows:

Portfolio	Amount	Effective Rate*
Arizona Fund	$160,197	0.35%
Colorado Fund	40,069	0.22%
Connecticut Fund	252,530	0.38%
Michigan Fund	96,391	0.30%
Minnesota Fund	68,282	0.27%
New Jersey Fund	608,599	0.22%
Pennsylvania Fund	532,415	0.41%

*As a percentage of average daily net assets (annualized).

Except as to Trustees of the Funds who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Funds out of such investment adviser fee. EVM serves as the Administrator of each Fund, but receives no compensation. EVM serves as the sub-transfer agent of each Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended January 31, 2007, EVM received $988, $510, $2,160, $1,258, $971, $4,202, and $4,662 in sub-transfer agent fees from Arizona Fund, Colorado Fund, Connecticut Fund, Michigan Fund, Minnesota Fund, New Jersey Fund and Pennsylvania Fund, respectively. The Funds were informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Funds' principal underwriter, received $9,495, $5,761, $4,403, $4,428, $6,290, $20,029 and $28,191 as its portion of the sales charge on sales of Class A shares from the Arizona Fund, Colorado Fund, Connecticut Fund, Michigan Fund, Minnesota Fund, New Jersey Fund and Pennsylvania Fund, respectively, for the six months ended January 31, 2007. EVD also receives distribution and service fees from Class A, Class B and Class C Shares (see Note 5).

Trustees of the Funds who are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended January 31, 2007, no significant amounts have been deferred.

Certain officers and Trustees of the Funds are officers of the above organizations.

  5  Distribution and Service Plans

Class A has in effect a distribution plan (Class A Plan) pursuant to Rule 12b-1 of the Investment Company Act of 1940 (1940 Act). The Class A Plan provides that each Fund will pay EVD a distribution and service fee not exceeding 0.25% (annualized) of the Fund's average daily net assets attributable to Class A shares for each fiscal year for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.20% annually of each Fund's average daily net assets attributable to Class A each fiscal year. Distribution and service fees paid or accrued for the six months ended January 31, 2007, amounted to $76,764, $30,352, $110,024, $56,658, $39,410, $215,502, and $208,426, for Class A shares of Arizona Fund, Colorado Fund, Connecticut Fund, Michigan Fund, Minnesota Fund, New Jersey Fund and Pennsylvania Fund. Each Fund also has in effect distribution plans for Class B shares (Class B Plan) pursuant to Rule 12b-1 under the 1940 Act. In addition, the Arizona Fund, Connecticut Fund, Michigan Fund, Minnesota Fund, New Jersey Fund and Pennsylvania Fund each has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class B and Class C Plans require each Fund to pay EVD amounts equal to 0.75% (annualized) of each Fund's average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by each Fund for Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% of each respective class, over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. The Arizona Fund, Colorado Fund, Connecticut Fund, Minnesota Fund, New Jersey Fund and Pennsylvania Fund paid or accrued $46,038, $24,250, $87,363, $36,561, $221,521, and $156,378, respectively, for Class B shares, to or payable to EVD for the six months ended January 31, 2007, representing 0.75% (annualized) of the average daily net assets for Class B. The Michigan Fund paid $11,579 to EVD for the six months ended January 31, 2007, representing 0.37% (annualized) of the average daily net assets for Class B. The Arizona Fund, Connecticut Fund, Michigan Fund, Minnesota Fund, New Jersey Fund, and Pennsylvania Fund paid or accrued $8,103, $4,480, $2,749, $5,231, $29,471 and $27,562, respectively, for Class C shares, to or payable to EVD for the period ended January 31, 2007,

Eaton Vance Municipals Funds as of January 31, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

representing 0.75% (annualized) of the average daily net assets for Class C shares. At January 31, 2007, the amount of Uncovered Distribution Charges of EVD calculated under the Plans for Arizona Fund, Colorado Fund, Connecticut Fund, Michigan Fund, Minnesota Fund, New Jersey Fund and Pennsylvania Fund were approximately $887,000, $890,000, $1,105,000, $0, $691,000, $253,000 and $1,530,000, respectively for Class B shares, and the amount of uncovered distribution charges of EVD calculated under the plan, for the Arizona Fund, Connecticut Fund, Michigan Fund, Minnesota Fund, New Jersey Fund, and Pennsylvania Fund the amount were approximately $172,000, $126,000, $101,000, $85,000, $823,000, and $600,000, respectively, for Class C shares. The Class B and Class C Plans also authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% annually of the average daily net assets attributable to that Class. Service fees are paid for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class B and Class C sales commissions and distribution fees and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges to EVD. The Trustees approved service fee payments equal to 0.20% annually of each Fund's average daily net assets attributed to Class B and C, if applicable for each fiscal year. Service fees paid or accrued for the six months ended January 31, 2007, amounted to $12,277, $6,467, $23,297, $6,220, $9,749, $59,072 and $41,701 for the Arizona Fund, Colorado Fund, Connecticut Fund, Michigan Fund, Minnesota Fund, New Jersey Fund and Pennsylvania Fund, respectively, for Class B shares. Service fees paid or accrued for the six months ended January 31, 2007, amounted to $2,161, $1,195, $733, $1,395, $7,856, and $7,350 for the Arizona Fund, Conneticut Fund, Michigan Fund, Minnesota Fund, New Jersey Fund, and Pennsylvania Fund, respectively, for Class C shares.

  6  Contingent Deferred Sales Charge

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase) or a 1% or 0.50% CDSC if redeemed within one year or two years, respectively, on purchases through the Eaton Vance Supplemental Retirement Account. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. The Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVD or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC received on Class B redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under each Fund's Class B Distribution Plan (see Note 5). CDSC received on Class B redemptions when no Uncovered Distribution Charges exist will be credited to each Fund. EVD received approximately $10,000, $260 and $23,000 of CDSC paid by Class A shareholders of Arizona Fund, Connecticut Fund and Pennsylvania Fund, respectively, for the six months ended January 31, 2007. EVD received approximately $22,000, $11,000, $22,000, $5,000, $35,000 and $33,000 of CDSC paid by Class B shareholders of Arizona Fund, Colorado Fund, Connecticut Fund, Minnesota Fund, New Jersey Fund and Pennsylvania Fund, respectively, for the six months ended January 31, 2007. EVD also received approximately $9,000 of CDSC paid by Class B shareholders of which $7,055 was paid directly to the Michigan Fund for days when no uncovered distributions charges existed. EVD received approximately $1,000 of CDSC paid by Class C shareholders the Arizona Fund, for the six months ended January 31, 2007.

  7  Purchases and Sales of Investments

Purchases and sales of investments by the Portfolio, other than U.S. Government securities, purchased options and short-term obligations, for the six months ended January 31, 2007 were as follows:

Arizona Fund
Purchases	$9,695,079
Sales	6,534,550
Colorado Fund
Purchases	$7,938,509
Sales	3,452,780
Connecticut Fund
Purchases	$13,567,479
Sales	7,919,212
Michigan Fund
Purchases	$4,002,860
Sales	1,653,310

Eaton Vance Municipals Funds as of January 31, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Minnesota Fund
Purchases	$10,101,874
Sales	492,310
New Jersey Fund
Purchases	$79,482,214
Sales	35,243,599
Pennsylvania Fund
Purchases	$56,483,116
Sales	18,166,263

  8  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of the investments owned at January 31, 2007, as computed on a federal income tax basis, are as follows:

Arizona Fund
Aggregate Cost	$84,149,725
Gross unrealized appreciation	$6,143,182
Gross unrealized depreciation	(146,666)
Net unrealized appreciation	$5,996,516
Colorado Fund
Aggregate Cost	$35,943,374
Gross unrealized appreciation	$2,222,294
Gross unrealized depreciation	(124,857)
Net unrealized appreciation	$2,097,437
Connecticut Fund
Aggregate Cost	$126,732,901
Gross unrealized appreciation	$7,729,866
Gross unrealized depreciation	(85,854)
Net unrealized appreciation	$7,644,012
Michigan Fund
Aggregate Cost	$58,937,426
Gross unrealized appreciation	$9,341,632
Gross unrealized depreciation	(22,201)
Net unrealized appreciation	$9,319,431

Minnesota Fund
Aggregate Cost	$53,446,056
Gross unrealized appreciation	$3,085,824
Gross unrealized depreciation	(114,252)
Net unrealized appreciation	$2,971,572
New Jersey Fund
Aggregate Cost	$283,014,119
Gross unrealized appreciation	$22,885,945
Gross unrealized depreciation	(1,550,434)
Net unrealized appreciation	$21,335,511
Pennsylvania Fund
Aggregate Cost	$253,921,409
Gross unrealized appreciation	$17,502,740
Gross unrealized depreciation	(910,701)
Net unrealized appreciation	$16,592,039

  9  Line of Credit

The Funds participate with other portfolios and funds managed by BMR and EVM and their affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the portfolios or Funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. At January 31, 2007, the New Jersey Fund and Pennsylvania Fund had a balance outstanding pursuant to this line of credit of $800,000 and $1,300,000, respectively.

  10  Overdraft Advance

Pursuant to the custodian agreement between the Funds and IBT, IBT may in its discretion advance funds to the Funds to make properly authorized payments. When such payments result in an overdraft by the Funds, the Funds are obligated to repay IBT at the current rate of interest charged by IBT for secured loans (currently, a rate above the Federal Funds rate). This obligation is payable on demand to IBT. IBT has a lien on the Trust's

Eaton Vance Municipals Funds as of January 31, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

assets to the extent of any overdraft. At January 31, 2007, the New Jersey Fund and Pennsylvania Fund had payments due to IBT pursuant to the foregoing arrangement of $38,986 and $91,473, respectively.

  11  Financial Instruments

The Funds regularly trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts, options on financial futures contracts and interest rate swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at January 31, 2007 is as follows:

Futures Contracts

Fund	Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
Arizona	03/07	70 U.S. Treasury Bond	Short	$(7,999,442)	$(7,708,750)	$290,692
Colorado	03/07	55 U.S. Treasury Bond	Short	$(6,265,414)	$(6,056,875)	$208,539
	03/07	112 U.S. Treasury Bond	Short	$(12,674,969)	$(12,334,000)	$340,969
Connecticut	03/07	28 U.S. Treasury Note	Short	$(3,048,839)	$(2,989,000)	$$59,839
	03/07	61 U.S. Treasury Bond	Short	$(6,916,321)	$(6,717,625)	$198,696
Michigan	03/07	15 U.S. Treasury Note	Short	$(1,633,307)	$(1,601,250)	$32,057
Minnesota	03/07	30 U.S. Treasury Bond	Short	$(3,428,333)	$(3,303,750)	$124,583
New Jersey	03/07	435 U.S. Treasury Bond	Short	$(49,644,010)	$(47,904,375)	$1,739,635
Pennsylvania	03/07	250 U.S. Treasury Bond	Short	$(28,502,704)	$(27,531,250)	$971,454

At January 31, 2007, the Funds had entered into an interest rate swap agreement with Merrill Lynch Capital Services, Inc. whereby the Funds make semi-annual payments at a fixed rate equal to 4.006% on the notional amount. In exchange, the Funds receive semi-annual payments at a rate equal to the USD-BMA Municipal Swap Index on the same notional amounts. The effective date of the interest rate swap is August 7, 2007. The value of the contract, which terminates August 7, 2037, is recorded as a receivable/(payable) for open swap contracts on January 31, 2007. The Funds balances are as follows:

Interest Rate Swaps

Fund	Termination Date	Notional Amount	Termination Value
Colorado	8/37	$900,000	$9,270
Connecticut	8/37	$3,350,000	$34,503
Michigan	8/37	$1,550,000	$15,964
New Jersey	8/37	$7,000,000	$72,096
Pennsylvania	8/37	$6,400,000	$65,917

At January 31, 2007, the Funds had entered into an interest rate swap agreement with Citibank, N.A. whereby the Funds make semi-annual payments at a fixed rate equal to 3.925% on the notional amount. In exchange, the Funds receive semi-annual payments at a rate equal to the USD-BMA Municipal Swap Index on the same notional amounts. The effective date of the interest rate swap is August 16, 2007. The value of the contract, which terminates August 16, 2027, is recorded as a receivable/(payable) for open swap contracts on January 31, 2007. The Funds balances are as follows:

Interest Rate Swaps

Fund	Termination Date	Notional Amount	Termination Value
Arizona	8/27	$2,300,000	$23,786
Minnesota	8/27	$600,000	$6,205
New Jersey	8/27	$7,000,000	$72,391
Pennsylvania	8/27	$6,400,000	$66,186

At January 31, 2007, the Funds had entered into an interest rate swap agreement with JPMorgan Chase Bank, N.A. whereby the Funds make semi-annual payments at a fixed rate equal to 5.77% on the notional amount. In exchange, the Funds receive quarterly payments at a rate equal to the three month USD-LIBOR on the same notional amount. The effective date of the interest rate swap is February 26, 2007. The value of the contract, which terminates on February 26, 2037, is recorded as a receivable/(payable) for open swap

Eaton Vance Municipals Funds as of January 31, 2007

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

contracts on January 31, 2007. The Funds balances are as follows:

Interest Rate Swaps

Fund	Termination Date	Notional Amount	Termination Value
Pennsylvania	2/37	$21,000,000	$(954,695)

At January 31, 2007, the Funds entered into an interest rate swap with Morgan Stanley Capital Services, Inc., whereby the Funds make semi-annual payments at a fixed rate equal to 4.176% on the notional amount. In exchange, the Funds receive payments every six months at a rate equal to the USD-BMA Municipal Swap Index on the same notional amount. The effective date of the interest rate swap is April 2, 2007. The value of the contract, which terminates April 2, 2037, is recorded as a receivable/(payable) for open swap contracts on January 31, 2007. The Funds balances are as follows:

Interest Rate Swaps

Fund	Termination Date	Notional Amount	Termination Value
Arizona	4/37	$3,500,000	$(56,890)
Minnesota	4/37	$1,900,000	$(30,883)

At January 31, 2007, the Funds had sufficient cash and/or securities to cover margin requirements on these contracts.

  12  Recently Issued Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, ("FIN 48") "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes." This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. Management is currently evaluating the impact of applying the various provisions of FIN 48.In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 157, ("FAS 157") "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Trusts' financial statement disclosures.

Eaton Vance Municipals Funds

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees") cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on March 27, 2006, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Special Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Special Committee reviewed information furnished for a series of meetings of the Special Committee held in February and March 2006. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund managed by it;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

In addition to the information identified above, the Special Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve month period ended March 31,

Eaton Vance Municipals Funds

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT'D

2006, the Board met nine times and the Special Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, twelve and five times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Special Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Special Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Special Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Special Committee concluded that the continuance of the investment advisory agreements of the following funds:

•  Eaton Vance Arizona Municipals Fund

•  Eaton Vance Colorado Municipals Fund

•  Eaton Vance Connecticut Municipals Fund

•  Eaton Vance Michigan Municipals Fund

•  Eaton Vance Minnesota Municipals Fund

•  Eaton Vance New Jersey Municipals Fund

•  Eaton Vance Pennsylvania Municipals Fund

(the "Funds"), each with Boston Management and Research (the "Adviser"), including their fee structures, is in the interests of shareholders and, therefore, the Special Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Special Committee as well as the factors considered and conclusions reached by the Special Committee with respect to each agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the advisory agreement for each Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Funds, the Board evaluated the nature, extent and quality of services provided to the Funds by the Adviser.

The Board considered the Adviser's management capabilities and investment process with respect to the types of investments held by each Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Funds, and recent changes in the identity of such personnel. In particular, the Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal bonds. Specifically, the Board considered the Adviser's 30-person municipal bond team, which includes seven portfolio managers and nine credit specialists who provide services to the Funds. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to each Fund in the complex by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the National Association of Securities Dealers.

The Board also considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

Eaton Vance Municipals Funds

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT'D

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the respective investment advisory agreements.

Fund Performance

The Board compared each Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2005 for each Fund in operation over such periods. On the basis of the foregoing and other relevant information, the Board concluded that the performance of each Fund is satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by each Fund (referred to as "management fees"). As part of its review, the Board considered each Fund's management fees and total expense ratio for the one year period ended September 30, 2005, as compared to a group of similarly managed funds selected by an independent data provider.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded with respect to each Fund that the management fees charged for advisory and related services and the Fund's total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to each Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationship with the Funds.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability of each Fund, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of each Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of each Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and each Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of each Fund, the structure of each advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

Eaton Vance Municipals Funds

INVESTMENT MANAGEMENT

Eaton Vance Municipals Funds

Officers
Robert B. MacIntosh
President and Portfolio
Manager of New Jersey Municipals Fund
William H. Ahern, Jr.
Vice President and Portfolio
Manager of Colorado,
Connecticut and Michigan
Municipals Funds
Craig R. Brandon
Vice President and Portfolio
Manager of Arizona and
Minnesota Municipals Funds
Cynthia J. Clemson
Vice President
James B. Hawkes
Vice President and Trustee
Thomas M. Metzold
Vice President and Portfolio
Manager of Pennsylvania
Municipals Fund
Barbara E. Campbell
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

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Investment Adviser
Boston Management and Research

The Eaton Vance Building
255 State Street
Boston, MA 02109

Administrator of the Funds
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109

Custodian
Investors Bank & Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Municipals Trust
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully a Fund's investment objective(s), risks, and charges and expenses. The Funds' current prospectus contains this and other information about each Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

313-3/07  7CSRC

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.  The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts.  Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).  Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration.  Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company).  Formerly, Mr. Reamer was Chairman and Chief Operating Officer of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5.  Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not required in this filing.

Item 10. Submission of Matters to a Vote of Security Holders.

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) During the second fiscal quarter of the period covered by this report, the registrant’s disclosure controls and procedures were modified to enhance the review and analysis of the relevant terms and conditions of transfers of securities in connection with the inverse floating rate obligation in light of Statement of Financial Accounting Standards No. 140.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust

By:	/s/ Robert B. MacIntosh
Robert B. MacIntosh
President

Date:	March 19, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/	Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	March 19, 2007

By:	/s/	Robert B. MacIntosh
Robert B. MacIntosh
President

Date:	March 19, 2007